UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2018

A balanced approach
to building and
preserving wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2018 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2018.

	Cumulative total returns	Average annual total returns			Gross	Net
Class A shares	1 year	5 years	10 years	Lifetime*	expense ratio	expense ratio

American Funds 2060 Target Date Retirement Fund®	8.55%	—	—	6.99%	0.84%	0.80%
American Funds 2055 Target Date Retirement Fund®	8.61	9.47%	—	10.22	0.79	0.79
American Funds 2050 Target Date Retirement Fund®	8.58	9.47	7.06%	6.36	0.77	0.77
American Funds 2045 Target Date Retirement Fund®	8.41	9.42	7.04	6.34	0.76	0.76
American Funds 2040 Target Date Retirement Fund®	8.09	9.26	6.97	6.28	0.77	0.77
American Funds 2035 Target Date Retirement Fund®	7.28	8.96	6.81	6.14	0.76	0.76
American Funds 2030 Target Date Retirement Fund®	5.31	8.29	6.52	5.86	0.74	0.74
American Funds 2025 Target Date Retirement Fund®	3.30	7.22	5.85	5.26	0.73	0.73
American Funds 2020 Target Date Retirement Fund®	1.38	5.97	5.04	4.58	0.71	0.71
American Funds 2015 Target Date Retirement Fund®	0.00	5.11	4.62	4.27	0.70	0.71
American Funds 2010 Target Date Retirement Fund®	–0.53	4.48	4.33	3.98	0.69	0.69

*	Since February 1, 2007, for all funds except the 2060 Fund, which commenced operations on March 27, 2015, and the 2055 Fund, which commenced operations on February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information. The investment adviser is currently reimbursing a portion of the other expenses for each share class of American Funds 2060 Target Date Retirement Fund. The reimbursement will be in effect through at least January 1, 2019, unless modified or terminated by the investment adviser. Investment results and net expense ratios reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Investment approach for American Funds Target Date Retirement Series

5	Investment portfolios

22	Financial statements

31	Notes to financial statements

58	Financial highlights

Fellow investors:

It is our pleasure to present this report for American Funds Target Date Retirement Series for the six months ended April 30, 2018. Over a period marked by heightened volatility, all of the funds rose in value, with returns ranging from 0.46% (2010 Fund) to 3.99% (2050 Fund). Among the series’ 11 funds, seven outpaced their benchmark Standard & Poor’s Target Date Through Indexes, while nine exceeded their respective Lipper peer group measures (as shown in the table on page 3). We continue to maintain a long-term perspective regarding the series’ results, as we seek to help investors build wealth for retirement while balancing their need to preserve it during and near retirement. Although comparisons with indexes can provide insights, we believe absolute and risk-adjusted results are also important in assessing whether a target date series is meeting its objectives.

About the series

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series. The mix of funds focuses on growth while retirement is at a distance, and becomes more income-oriented approaching and through retirement. This gradual shift over the course of time is referred to as the “glide path.” The broadly diversified nature of the funds has helped them weather challenging market environments.

The economy

For the first half of the funds’ fiscal year, the global economy continued to grow at a moderate pace. Most major economies were healthy. In the United States, the unemployment rate continued to fall and stood at 4.1% in March, while gross domestic product rose 2.9% in the fourth quarter of 2017. Consumer confidence was steady, and inflation remained low.

The picture was similar overseas. In the eurozone, fourth quarter GDP gained 2.7%, while unemployment stood at 8.5% for February — still high, but the lowest figure reported since 2008. Economic activity in Japan continued to increase modestly, while in China growth has stabilized at a strong rate over the past several years.

The stock market

Over the six months, volatility returned to a number of equity markets — some for the first time in years. In several instances it could be attributed to geopolitical concerns, such as continuing conflicts in Syria and changes to U.S. trade policies. Corporate earnings were generally sound throughout much of the world, however.

Domestically, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 3.82% during the period. The MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more

American Funds Target Date Retirement Series	1

than 40 developed and developing country stock markets, climbed 3.47%, while the MSCI Emerging Markets Index, measuring markets in more than 20 developing countries, advanced 4.80%.

The bond market

With the U.S. economy on sound footing, the Federal Reserve continued it’s slow, steady progression of rate hikes, the most recent of which increased the benchmark (the rate at which the central bank loans money to other banks) to a range of 1.50% to 1.75%. This remains well below historical norms.

During the period, the yield on the 10-year U.S. Treasury bond — a widely regarded benchmark for the U.S. bond market — increased 58 basis points to 2.95%, despite the volatility in equities. The Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell 1.87% — not unexpected in the wake of the Fed’s moves. Global bonds fared better, with the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), rising 1.19%.

Results for the series

Over their lifetimes, eight of the 11 funds beat their S&P benchmarks, while all funds outpaced their Lipper peers. Since target date funds are composed of a combination of individual American Funds, their results reflect those of the underlying funds. During the fiscal year, more defensive, dividend-paying sectors generally lagged more growth-oriented areas of the market; this detracted from results for the equity-income and growth-and-income funds that are featured more prominently in the vintages near and during retirement. In contrast, U.S.-focused growth-oriented funds, such as The Growth Fund of America® and AMCAP Fund®, generally registered strong returns. The series’ global equity funds, such as Capital World Growth and Income Fund® and New Perspective Fund®, also outpaced their indexes. We believe that the inclusion of global strategies strengthens a series by allowing portfolio managers to seek out the most attractive investment opportunities across borders.

Moving forward

Looking ahead, we believe the global economy will continue to grow over the short term, buoyed by a general trend toward deregulation and lower taxes in the United States. However, trade policy remains a concern. While current disputes between the U.S. and China have had little real economic impact, the possibility of escalation is worrisome.

In light of this and other geopolitical issues, we expect to see higher levels of volatility in equity markets. This is not necessarily a sign of trouble, but rather a return to normalcy as the past year’s lack of volatility was unusual. Overall we believe the market environment, given a foundation of strong corporate earnings, will be positive.

Our glide path is designed to manage volatility by gradually shifting the equity exposure to historically less-volatile underlying funds focused on dividend-paying stocks. In addition, our bond exposure seeks to provide stability during challenging markets, along with inflation protection, income and capital preservation.

Fund allocations in the series are not determined by short- or medium-term market forecasts, nor are allocations changed in response to competitive pressures. Any shifts made to investments by analysts and portfolio managers are based on bottom-up fundamentals — an approach that we’ve found works well in lieu of any sort of tactical, top-down process. Our focus remains on the long term, and we encourage you to adopt a similar perspective with regard to your investments. As always, we thank you for entrusting your assets to our care. We look forward to reporting to you again in six months.

Cordially,

John H. Smet
Vice Chairman of the Board

Michael J. Downer
President

June 13, 2018

For current information about the series, visit americanfunds.com.

2	American Funds Target Date Retirement Series

Results at a glance

For periods ended April 30, 2017, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years		Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	3.97%	13.97%	—	—		9.06%[1]
Standard & Poor’s Target Date Through 2060+ Index	3.32	12.56	—	—		8.35
Lipper Mixed-Asset Target 2055+ Funds Index	3.13	12.64	—	—		7.96
American Funds 2055 Target Date Retirement Fund	3.98	14.00	10.31%	—		10.97	[2]
Standard & Poor’s Target Date Through 2055 Index	3.29	12.48	9.69	—		10.81
Lipper Mixed-Asset Target 2055+ Funds Index	3.13	12.64	9.31	—		10.36	[3]
American Funds 2050 Target Date Retirement Fund	3.99	14.01	10.31	7.36%		6.93
Standard & Poor’s Target Date Through 2050 Index	3.27	12.43	9.66	6.94		6.22
Lipper Mixed-Asset Target 2050 Funds Index	2.99	12.31	8.65	6.07	[3]	5.24	[3]
American Funds 2045 Target Date Retirement Fund	3.92	13.87	10.26	7.33		6.91
Standard & Poor’s Target Date Through 2045 Index	3.20	12.22	9.54	6.85		6.14
Lipper Mixed-Asset Target 2045 Funds Index	2.93	12.11	8.93	6.18	[3]	5.54	[3]
American Funds 2040 Target Date Retirement Fund	3.77	13.52	10.10	7.26		6.85
Standard & Poor’s Target Date Through 2040 Index	3.10	11.92	9.35	6.86		6.16
Lipper Mixed-Asset Target 2040 Funds Index	2.73	11.71	8.42	6.00		5.20
American Funds 2035 Target Date Retirement Fund	3.41	12.71	9.79	7.10		6.70
Standard & Poor’s Target Date Through 2035 Index	2.82	11.16	8.99	6.71		6.04
Lipper Mixed-Asset Target 2035 Funds Index	2.53	10.94	8.28	5.94	[3]	5.35	[3]
American Funds 2030 Target Date Retirement Fund	2.67	10.65	9.08	6.79		6.41
Standard & Poor’s Target Date Through 2030 Index	2.44	10.12	8.47	6.52		5.89
Lipper Mixed-Asset Target 2030 Funds Index	2.02	9.48	7.43	5.51		4.97
American Funds 2025 Target Date Retirement Fund	1.92	8.52	7.98	6.09		5.79
Standard & Poor’s Target Date Through 2025 Index	2.05	8.90	7.82	6.20		5.63
Lipper Mixed-Asset Target 2025 Funds Index	1.43	7.82	6.56	5.20	[3]	4.76	[3]
American Funds 2020 Target Date Retirement Fund	1.14	6.61	6.78	5.31		5.11
Standard & Poor’s Target Date Through 2020 Index	1.69	7.80	7.01	5.78		5.31
Lipper Mixed-Asset Target 2020 Funds Index	1.05	6.51	5.64	4.88		4.65
American Funds 2015 Target Date Retirement Fund	0.69	5.37	5.93	4.94		4.79
Standard & Poor’s Target Date Through 2015 Index	1.41	6.85	6.20	5.54		5.16
Lipper Mixed-Asset Target 2015 Funds Index	0.88	5.85	5.06	4.54		4.30
American Funds 2010 Target Date Retirement Fund	0.46	4.75	5.29	4.67		4.50
Standard & Poor’s Target Date Through 2010 Index	1.04	5.69	5.24	5.15		4.88
Lipper Mixed-Asset Target 2010 Funds Index	0.80	5.27	4.55	4.43		4.28
Standard & Poor’s 500 Composite Index	3.82	13.27	12.96	9.02		7.80
MSCI All Country World Index (ACWI) ex USA	3.47	15.91	5.46	2.26		2.92
Bloomberg Barclays U.S. Aggregate Index	–1.87	–0.32	1.47	3.57		3.98

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. S&P 500 source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2015, commencement of 2060 Fund operations, through October 31, 2017.
[2]	For the period February 1, 2010, commencement of 2055 Fund operations, through October 31, 2017.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Target Date Retirement Series	3

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart on this page shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or more for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 6 show the breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of January 1, 2018. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Our Portfolio Oversight Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown on the following page are effective as of January 1, 2017, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are managed 30 years past retirement so that participants can use a single fund for their entire lives.
•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.
•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

4	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2018

Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,069,339	$55,403
AMCAP Fund, Class R-6	1,668,245	55,402
New Perspective Fund, Class R-6	1,247,521	55,402
SMALLCAP World Fund, Inc., Class R-6	961,180	55,402
New World Fund, Inc., Class R-6	470,536	31,700
EuroPacific Growth Fund, Class R-6	556,615	31,655
The New Economy Fund, Class R-6	669,738	31,652
		316,616

Growth-and-income funds 45%
The Investment Company of America, Class R-6	1,777,045	71,242
Washington Mutual Investors Fund, Class R-6	1,573,013	71,242
American Mutual Fund, Class R-6	1,583,122	63,325
Fundamental Investors, Class R-6	1,023,350	63,325
Capital World Growth and Income Fund, Class R-6	1,070,066	55,408
International Growth and Income Fund, Class R-6	900,694	31,659
		356,201

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	1,475,171	39,564
American Funds Global Balanced Fund, Class R-6	1,215,473	39,564
		79,128

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,985,968	39,743

Total investment securities 100% (cost: $748,336,000)		791,688
Other assets less liabilities 0%		(242)

Net assets 100%		$791,446

See Notes to Financial Statements

American Funds Target Date Retirement Series	5

American Funds 2055 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	4,351,180	$225,435
SMALLCAP World Fund, Inc., Class R-6	3,910,624	225,408
New Perspective Fund, Class R-6	5,071,793	225,238
AMCAP Fund, Class R-6	6,768,078	224,768
New World Fund, Inc., Class R-6	1,919,499	129,317
EuroPacific Growth Fund, Class R-6	2,269,571	129,070
The New Economy Fund, Class R-6	2,724,920	128,780
		1,288,016

Growth-and-income funds 45%
The Investment Company of America, Class R-6	7,229,424	289,828
Washington Mutual Investors Fund, Class R-6	6,399,373	289,828
American Mutual Fund, Class R-6	6,440,353	257,614
Fundamental Investors, Class R-6	4,163,124	257,614
Capital World Growth and Income Fund, Class R-6	4,352,866	225,391
International Growth and Income Fund, Class R-6	3,665,193	128,832
		1,449,107

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	4,950,519	161,139
American Balanced Fund, Class R-6	6,001,631	160,964
		322,103

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	12,180,471	162,122

Total investment securities 100% (cost: $2,922,571,000)		3,221,348
Other assets less liabilities 0%		(1,039)

Net assets 100%		$3,220,309

See Notes to Financial Statements

6	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	13,892,044	$461,355
New Perspective Fund, Class R-6	10,388,534	461,355
SMALLCAP World Fund, Inc., Class R-6	8,004,073	461,355
The Growth Fund of America, Class R-6	8,904,744	461,355
New World Fund, Inc., Class R-6	3,916,245	263,837
The New Economy Fund, Class R-6	5,577,598	263,597
EuroPacific Growth Fund, Class R-6	4,634,194	263,547
		2,636,401

Growth-and-income funds 45%
The Investment Company of America, Class R-6	14,796,989	593,211
Washington Mutual Investors Fund, Class R-6	13,098,063	593,211
American Mutual Fund, Class R-6	13,182,303	527,292
Fundamental Investors, Class R-6	8,521,204	527,292
Capital World Growth and Income Fund, Class R-6	8,910,254	461,373
International Growth and Income Fund, Class R-6	7,499,761	263,617
		2,965,996

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	12,281,423	329,388
American Funds Global Balanced Fund, Class R-6	10,119,428	329,387
		658,775

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	24,849,420	330,746

Total investment securities 100% (cost: $5,798,070,000)		6,591,918
Other assets less liabilities 0%		(2,024)

Net assets 100%		$6,589,894

See Notes to Financial Statements

American Funds Target Date Retirement Series	7

American Funds 2045 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	9,871,647	$569,002
The Growth Fund of America, Class R-6	10,980,615	568,906
New Perspective Fund, Class R-6	12,802,200	568,546
AMCAP Fund, Class R-6	17,069,849	566,890
New World Fund, Inc., Class R-6	4,845,697	326,454
EuroPacific Growth Fund, Class R-6	5,729,439	325,833
The New Economy Fund, Class R-6	6,878,950	325,099
		3,250,730

Growth-and-income funds 41%
The Investment Company of America, Class R-6	16,798,565	673,455
Washington Mutual Investors Fund, Class R-6	14,868,288	673,385
American Mutual Fund, Class R-6	14,804,754	592,190
Fundamental Investors, Class R-6	9,569,080	592,135
Capital World Growth and Income Fund, Class R-6	9,879,573	511,564
International Growth and Income Fund, Class R-6	9,241,463	324,837
		3,367,566

Equity-income and Balanced funds 14%
American Balanced Fund, Class R-6	17,269,164	463,159
American Funds Global Balanced Fund, Class R-6	12,495,280	406,721
The Income Fund of America, Class R-6	4,995,968	113,808
Capital Income Builder, Class R-6	1,873,357	113,807
		1,097,495

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	30,745,390	409,221

Total investment securities 100% (cost: $7,176,323,000)		8,125,012
Other assets less liabilities 0%		(2,553)

Net assets 100%		$8,122,459

See Notes to Financial Statements

8	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	15,686,036	$812,693
AMCAP Fund, Class R-6	24,418,869	810,951
SMALLCAP World Fund, Inc., Class R-6	14,065,658	810,744
New Perspective Fund, Class R-6	18,254,596	810,687
New World Fund, Inc., Class R-6	6,899,076	464,791
EuroPacific Growth Fund, Class R-6	8,157,307	463,906
The New Economy Fund, Class R-6	9,792,654	462,801
		4,636,573

Growth-and-income funds 36%
Washington Mutual Investors Fund, Class R-6	20,439,428	925,702
The Investment Company of America, Class R-6	21,077,292	844,989
American Mutual Fund, Class R-6	18,230,784	729,231
Fundamental Investors, Class R-6	11,775,645	728,677
Capital World Growth and Income Fund, Class R-6	11,854,813	613,842
International Growth and Income Fund, Class R-6	10,886,237	382,651
		4,225,092

Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	25,924,061	695,283
American Funds Global Balanced Fund, Class R-6	20,313,231	661,196
Capital Income Builder, Class R-6	6,494,045	394,513
The Income Fund of America, Class R-6	17,300,646	394,109
		2,145,101

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	43,852,965	583,683

Total investment securities 100% (cost: $10,118,772,000)		11,590,449
Other assets less liabilities 0%		(3,451)

Net assets 100%		$11,586,998

American Funds Target Date Retirement Series	9

American Funds 2040 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2018 (000)
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	35,324,327	8,695,997	167,359	43,852,965	$(64)	$(19,411)	$5,254	$583,683

See Notes to Financial Statements

10	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 36%	Shares	Value (000)
New Perspective Fund, Class R-6	20,987,654	$932,062
The Growth Fund of America, Class R-6	16,229,601	840,856
SMALLCAP World Fund, Inc., Class R-6	14,553,761	838,879
AMCAP Fund, Class R-6	25,229,070	837,857
EuroPacific Growth Fund, Class R-6	9,381,215	533,510
New World Fund, Inc., Class R-6	6,543,589	440,841
The New Economy Fund, Class R-6	9,289,305	439,012
		4,863,017

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	23,447,275	1,061,928
The Investment Company of America, Class R-6	23,216,364	930,744
American Mutual Fund, Class R-6	19,948,543	797,942
Fundamental Investors, Class R-6	12,864,548	796,058
Capital World Growth and Income Fund, Class R-6	12,847,877	665,263
International Growth and Income Fund, Class R-6	11,343,773	398,734
		4,650,669

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	24,580,062	800,081
American Balanced Fund, Class R-6	29,799,155	799,213
Capital Income Builder, Class R-6	8,777,582	533,238
The Income Fund of America, Class R-6	23,399,715	533,046
		2,665,578

Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	71,576,005	952,676
American Funds Inflation Linked Bond Fund, Class R-6	19,535,282	187,539
		1,140,215

Total investment securities 100% (cost: $11,781,629,000)		13,319,479
Other assets less liabilities 0%		(4,186)

Net assets 100%		$13,315,293

American Funds Target Date Retirement Series	11

American Funds 2035 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2018 (000)
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	53,468,655	18,473,561	366,211	71,576,005	$(87)	$(30,966)	$8,334	$952,676

See Notes to Financial Statements

12	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 25%	Shares	Value (000)
New Perspective Fund, Class R-6	21,040,081	$934,390
The Growth Fund of America, Class R-6	14,938,886	773,984
AMCAP Fund, Class R-6	23,168,828	769,437
SMALLCAP World Fund, Inc., Class R-6	11,356,463	654,586
EuroPacific Growth Fund, Class R-6	9,463,560	538,193
New World Fund, Inc., Class R-6	4,140,853	278,969
The New Economy Fund, Class R-6	4,746,417	224,316
		4,173,875

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	29,853,882	1,352,082
The Investment Company of America, Class R-6	29,542,121	1,184,344
Fundamental Investors, Class R-6	16,373,833	1,013,213
American Mutual Fund, Class R-6	25,320,360	1,012,815
Capital World Growth and Income Fund, Class R-6	16,352,881	846,752
International Growth and Income Fund, Class R-6	14,436,909	507,457
		5,916,663

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	31,244,359	1,017,004
American Balanced Fund, Class R-6	37,878,276	1,015,895
The Income Fund of America, Class R-6	29,723,232	677,095
Capital Income Builder, Class R-6	11,139,573	676,729
		3,386,723

Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	93,581,516	1,245,570
American Funds Mortgage Fund, Class R-6	60,816,599	596,003
Capital World Bond Fund, Class R-6	29,820,403	594,022
American Funds Inflation Linked Bond Fund, Class R-6	60,261,579	578,511
Intermediate Bond Fund of America, Class R-6	36,370,234	476,450
		3,490,556

Total investment securities 100% (cost: $15,158,504,000)		16,967,817
Other assets less liabilities 0%		(5,139)

Net assets 100%		$16,962,678

American Funds Target Date Retirement Series	13

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	26,147,722	5,096,637	—	31,244,359	$—	$(170)	$10,574	$1,017,004
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	76,462,850	17,118,666	—	93,581,516	—	(39,363)	11,295	1,245,570
American Funds Mortgage Fund, Class R-6	41,771,299	19,045,300	—	60,816,599	—	(16,553)	4,668	596,003
American Funds Inflation Linked Bond Fund, Class R-6	45,913,975	14,347,604	—	60,261,579	—	(11,937)	7,083	578,511
								2,420,084
Total 20%					$—	$(68,023)	$33,620	$3,437,088

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 17%	Shares	Value (000)
New Perspective Fund, Class R-6	17,534,463	$778,705
AMCAP Fund, Class R-6	18,610,106	618,042
The Growth Fund of America, Class R-6	9,854,381	510,555
EuroPacific Growth Fund, Class R-6	8,074,409	459,192
SMALLCAP World Fund, Inc., Class R-6	3,327,155	191,777
New World Fund, Inc., Class R-6	1,060,899	71,473
		2,629,744

Growth-and-income funds 31%
Washington Mutual Investors Fund, Class R-6	23,192,062	1,050,369
The Investment Company of America, Class R-6	24,971,422	1,001,104
American Mutual Fund, Class R-6	23,717,752	948,710
Fundamental Investors, Class R-6	13,525,879	836,981
Capital World Growth and Income Fund, Class R-6	15,316,352	793,081
International Growth and Income Fund, Class R-6	10,425,672	366,462
		4,996,707

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	29,299,395	953,696
American Balanced Fund, Class R-6	35,519,837	952,642
The Income Fund of America, Class R-6	27,875,298	634,999
Capital Income Builder, Class R-6	10,452,227	634,973
		3,176,310

Fixed income funds 32%
Intermediate Bond Fund of America, Class R-6	91,446,243	1,197,947
U.S. Government Securities Fund, Class R-6	75,657,014	1,006,995
American Funds Mortgage Fund, Class R-6	81,553,070	799,220
Capital World Bond Fund, Class R-6	39,985,049	796,502
American Funds Inflation Linked Bond Fund, Class R-6	78,184,588	750,572
The Bond Fund of America, Class R-6	44,708,098	559,745
		5,110,981

Total investment securities 100% (cost: $14,580,918,000)		15,913,742
Other assets less liabilities 0%		(4,993)

Net assets 100%		$15,908,749

American Funds Target Date Retirement Series	15

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 4/30/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	24,185,535	5,113,860	—	29,299,395	$—	$87	$9,905	$953,696
Fixed income funds 29%
Intermediate Bond Fund of America, Class R-6	68,417,890	23,412,748	384,395	91,446,243	(110)	(25,296)	9,578	1,197,947
U.S. Government Securities Fund, Class R-6	61,031,241	14,715,768	89,995	75,657,014	(40)	(31,950)	9,152	1,006,995
American Funds Mortgage Fund, Class R-6	64,719,673	16,833,397	—	81,553,070	—	(24,233)	6,815	799,220
Capital World Bond Fund, Class R-6	32,971,414	7,034,982	21,347	39,985,049	1	9,086	188	796,502
American Funds Inflation Linked Bond Fund, Class R-6	61,283,535	16,901,053	—	78,184,588	—	(16,055)	9,544	750,572
								4,551,236
Total 35%					$(149)	$(88,361)	$45,182	$5,504,932

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 9%	Shares	Value (000)
New Perspective Fund, Class R-6	8,917,666	$396,034
AMCAP Fund, Class R-6	10,685,615	354,869
The Growth Fund of America, Class R-6	4,383,974	227,134
EuroPacific Growth Fund, Class R-6	2,394,906	136,198
		1,114,235

Growth-and-income funds 26%
American Mutual Fund, Class R-6	19,394,396	775,776
The Investment Company of America, Class R-6	17,131,034	686,783
Washington Mutual Investors Fund, Class R-6	15,144,980	685,916
Capital World Growth and Income Fund, Class R-6	10,730,176	555,609
Fundamental Investors, Class R-6	8,913,676	551,578
International Growth and Income Fund, Class R-6	4,927,767	173,211
		3,428,873

Equity-income and Balanced funds 23%
Capital Income Builder, Class R-6	15,634,280	949,783
The Income Fund of America, Class R-6	41,579,334	947,177
American Balanced Fund, Class R-6	22,311,595	598,397
American Funds Global Balanced Fund, Class R-6	15,960,255	519,506
		3,014,863

Fixed income funds 42%
Intermediate Bond Fund of America, Class R-6	89,031,028	1,166,307
The Bond Fund of America, Class R-6	73,451,873	919,618
American Funds Inflation Linked Bond Fund, Class R-6	86,107,095	826,628
American Funds Mortgage Fund, Class R-6	75,101,162	735,991
U.S. Government Securities Fund, Class R-6	51,957,725	691,557
Capital World Bond Fund, Class R-6	32,251,257	642,445
American High-Income Trust, Class R-6	44,185,578	450,251
		5,432,797

Total investment securities 100% (cost: $11,971,789,000)		12,990,768
Other assets less liabilities 0%		(4,091)

Net assets 100%		$12,986,677

American Funds Target Date Retirement Series	17

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2018 (000)
Fixed income funds 26%
Intermediate Bond Fund of America, Class R-6	77,107,169	12,653,549	729,690	89,031,028	$(189)	$(26,145)	$9,932	$1,166,307
American Funds Inflation Linked Bond Fund, Class R-6	72,326,068	13,809,471	28,444	86,107,095	(8)	(18,085)	10,852	826,628
American Funds Mortgage Fund, Class R-6	63,370,235	11,730,927	—	75,101,162	—	(22,642)	6,371	735,991
U.S. Government Securities Fund, Class R-6	44,987,397	6,970,328	—	51,957,725	—	(22,332)	6,396	691,557
Total 26%					$(197)	$(89,204)	$33,551	$3,420,483

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth funds 2%	Shares	Value (000)
New Perspective Fund, Class R-6	655,545	$29,113
AMCAP Fund, Class R-6	873,926	29,023
The Growth Fund of America, Class R-6	289,215	14,984
		73,120

Growth-and-income funds 25%
American Mutual Fund, Class R-6	7,043,912	281,756
The Investment Company of America, Class R-6	5,866,692	235,196
Washington Mutual Investors Fund, Class R-6	5,178,630	234,540
Capital World Growth and Income Fund, Class R-6	3,635,086	188,225
Fundamental Investors, Class R-6	3,026,678	187,291
International Growth and Income Fund, Class R-6	1,333,194	46,862
		1,173,870

Equity-income and Balanced funds 28%
Capital Income Builder, Class R-6	8,568,780	520,553
The Income Fund of America, Class R-6	22,818,508	519,806
American Balanced Fund, Class R-6	5,859,553	157,153
American Funds Global Balanced Fund, Class R-6	4,347,739	141,519
		1,339,031

Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	32,436,779	424,922
The Bond Fund of America, Class R-6	30,176,326	377,808
American Funds Inflation Linked Bond Fund, Class R-6	34,444,207	330,664
American Funds Mortgage Fund, Class R-6	28,937,596	283,588
American High-Income Trust, Class R-6	23,206,006	236,469
U.S. Government Securities Fund, Class R-6	17,758,512	236,366
Capital World Bond Fund, Class R-6	11,819,369	235,442
		2,125,259

Total investment securities 100% (cost: $4,382,302,000)		4,711,280
Other assets less liabilities 0%		(1,558)

Net assets 100%		$4,709,722

American Funds Target Date Retirement Series	19

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2018 (000)
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	30,753,020	4,776,347	1,085,160	34,444,207	$(159)	$(7,500)	$4,603	$330,664
American Funds Mortgage Fund, Class R-6	25,633,769	3,859,186	555,359	28,937,596	(77)	(8,936)	2,519	283,588
Total 13%					$(236)	$(16,436)	$7,122	$614,252

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2018

Growth-and-income funds 21%	Shares	Value (000)
American Mutual Fund, Class R-6	3,847,818	$153,913
The Investment Company of America, Class R-6	3,118,677	125,028
Washington Mutual Investors Fund, Class R-6	2,753,668	124,714
Capital World Growth and Income Fund, Class R-6	2,257,053	116,870
Fundamental Investors, Class R-6	1,550,071	95,918
International Growth and Income Fund, Class R-6	249,756	8,779
		625,222

Equity-income and Balanced funds 30%
Capital Income Builder, Class R-6	5,773,049	350,713
The Income Fund of America, Class R-6	15,324,910	349,101
American Balanced Fund, Class R-6	3,266,904	87,618
American Funds Global Balanced Fund, Class R-6	2,687,115	87,466
		874,898

Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	27,928,747	365,867
The Bond Fund of America, Class R-6	18,726,556	234,456
American Funds Inflation Linked Bond Fund, Class R-6	21,377,264	205,222
American Funds Mortgage Fund, Class R-6	17,928,275	175,697
American High-Income Trust, Class R-6	14,406,814	146,805
Capital World Bond Fund, Class R-6	7,318,951	145,793
Short-Term Bond Fund of America, Class R-6	10,447,174	102,278
U.S. Government Securities Fund, Class R-6	3,349,128	44,577
		1,420,695

Total investment securities 100% (cost: $2,795,002,000)		2,920,815
Other assets less liabilities 0%		(865)

Net assets 100%		$2,919,950

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities
at April 30, 2018

	2060 Fund		2055 Fund	2050 Fund	2045 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$791,688		$3,221,348	$6,591,918	$8,125,012
Affiliated issuers	—		—	—	—
Receivables for:
Sales of investments	—		—	—	—
Sales of fund’s shares	4,621		10,464	37,197	14,485
Dividends	76		316	649	804
Total assets	796,385		3,232,128	6,629,764	8,140,301

Liabilities:
Payables for:
Purchases of investments	3,154		4,820	29,947	5,197
Repurchases of fund’s shares	1,544		5,958	7,897	10,084
Services provided by related parties	241		1,036	2,012	2,546
Trustees’ deferred compensation	—	*	5	14	15
Total liabilities	4,939		11,819	39,870	17,842
Net assets at April 30, 2018	$791,446		$3,220,309	$6,589,894	$8,122,459

Net assets consist of:
Capital paid in on shares of beneficial interest	$725,857		$2,817,109	$5,574,842	$6,902,416
Undistributed net investment income	1,251		5,879	12,801	16,619
Undistributed net realized gain	20,985		98,544	208,403	254,735
Net unrealized appreciation	43,353		298,777	793,848	948,689
Net assets at April 30, 2018	$791,446		$3,220,309	$6,589,894	$8,122,459

Investment securities, at cost:
Unaffiliated issuers	$748,336		$2,922,571	$5,798,070	$7,176,323
Affiliated issuers	—		—	—	—

*	Amount less than one thousand.

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$11,006,766	$12,366,803	$13,530,729	$10,408,810	$9,570,285	$4,097,028	$2,920,815
583,683	952,676	3,437,088	5,504,932	3,420,483	614,252	—

—	—	—	2,125	580	3,009	1,814
23,904	18,122	26,372	20,159	19,026	5,355	2,705
1,149	1,864	4,358	6,668	8,916	3,749	2,487
11,615,502	13,339,465	16,998,547	15,942,694	13,019,290	4,723,393	2,927,821

7,569	2,931	9,388	6,668	8,916	3,750	2,487
17,475	17,050	21,344	22,284	19,606	8,363	4,519
3,434	4,161	5,096	4,952	4,049	1,533	848
26	30	41	41	42	25	17
28,504	24,172	35,869	33,945	32,613	13,671	7,871
$11,586,998	$13,315,293	$16,962,678	$15,908,749	$12,986,677	$4,709,722	$2,919,950

$9,731,199	$11,360,127	$14,685,541	$14,205,866	$11,686,069	$4,282,230	$2,744,274
26,405	31,808	44,528	45,175	51,321	22,477	14,744
357,717	385,508	423,296	324,884	230,307	76,037	35,119
1,471,677	1,537,850	1,809,313	1,332,824	1,018,980	328,978	125,813
$11,586,998	$13,315,293	$16,962,678	$15,908,749	$12,986,677	$4,709,722	$2,919,950

$9,510,391	$10,790,660	$11,698,533	$9,029,087	$8,458,721	$3,760,080	$2,795,002
608,381	990,969	3,459,971	5,551,831	3,513,068	622,222	—

American Funds Target Date Retirement Series	23

Statements of assets and liabilities
at April 30, 2018

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$108,222	$415,669	$857,485	$989,751
	Shares outstanding	8,662	21,885	56,197	63,540
	Net asset value per share	$12.49	$18.99	$15.26	$15.58
Class C:	Net assets	$17,493	$39,832	$63,225	$71,093
	Shares outstanding	1,415	2,131	4,222	4,647
	Net asset value per share	$12.36	$18.69	$14.97	$15.30
Class T:	Net assets	$11	$11	$11	$11
	Shares outstanding	1	1	1	1
	Net asset value per share	$12.51	$19.00	$15.26	$15.58
Class F-1:	Net assets	$2,759	$13,828	$20,059	$22,652
	Shares outstanding	221	732	1,322	1,462
	Net asset value per share	$12.51	$18.90	$15.17	$15.49
Class F-2:	Net assets	$4,375	$6,833	$19,987	$15,529
	Shares outstanding	349	359	1,311	996
	Net asset value per share	$12.54	$19.00	$15.25	$15.59
Class F-3:	Net assets	$6,712	$4,504	$2,098	$1,586
	Shares outstanding	537	237	137	102
	Net asset value per share	$12.51	$19.02	$15.28	$15.59
Class R-1:	Net assets	$824	$3,122	$10,671	$10,803
	Shares outstanding	66	168	714	707
	Net asset value per share	$12.41	$18.63	$14.95	$15.27
Class R-2:	Net assets	$78,327	$295,475	$498,488	$671,256
	Shares outstanding	6,339	15,872	33,352	44,133
	Net asset value per share	$12.36	$18.62	$14.95	$15.21
Class R-2E:	Net assets	$9,798	$34,885	$81,208	$141,678
	Shares outstanding	789	1,861	5,401	9,232
	Net asset value per share	$12.42	$18.75	$15.04	$15.35
Class R-3:	Net assets	$71,310	$351,291	$719,429	$869,264
	Shares outstanding	5,733	18,683	47,679	56,473
	Net asset value per share	$12.44	$18.80	$15.09	$15.39
Class R-4:	Net assets	$83,054	$407,385	$833,548	$1,026,221
	Shares outstanding	6,648	21,494	54,781	66,049
	Net asset value per share	$12.49	$18.95	$15.22	$15.54
Class R-5E:	Net assets	$16,207	$96,607	$168,041	$216,555
	Shares outstanding	1,297	5,101	11,045	13,948
	Net asset value per share	$12.50	$18.94	$15.21	$15.53
Class R-5:	Net assets	$30,151	$185,762	$360,093	$426,952
	Shares outstanding	2,402	9,711	23,423	27,183
	Net asset value per share	$12.55	$19.13	$15.37	$15.71
Class R-6:	Net assets	$362,203	$1,365,105	$2,955,551	$3,659,108
	Shares outstanding	28,839	71,281	192,806	233,787
	Net asset value per share	$12.56	$19.15	$15.33	$15.65

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

unaudited

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,394,585	$1,634,003	$2,159,880	$2,293,452	$2,032,618	$991,849	$570,518
90,977	109,352	149,478	170,881	162,774	86,434	52,874
$15.33	$14.94	$14.45	$13.42	$12.49	$11.48	$10.79
$88,808	$112,462	$139,520	$149,629	$123,221	$45,982	$27,056
5,894	7,653	9,821	11,342	10,024	4,064	2,542
$15.07	$14.69	$14.21	$13.19	$12.29	$11.31	$10.64
$11	$11	$11	$11	$11	$10	$10
1	1	1	1	1	1	1
$15.33	$14.95	$14.45	$13.42	$12.49	$11.47	$10.79
$42,111	$58,702	$70,009	$51,191	$41,812	$13,508	$9,934
2,762	3,949	4,878	3,839	3,367	1,184	925
$15.25	$14.87	$14.35	$13.34	$12.42	$11.41	$10.74
$24,164	$34,281	$60,483	$77,066	$60,129	$21,331	$9,755
1,577	2,294	4,188	5,747	4,820	1,860	905
$15.32	$14.94	$14.44	$13.41	$12.48	$11.47	$10.78
$2,081	$9,865	$6,986	$15,006	$4,891	$2,590	$1,486
136	660	483	1,117	391	226	138
$15.35	$14.96	$14.46	$13.43	$12.50	$11.49	$10.80
$18,075	$16,166	$28,886	$24,642	$18,218	$10,415	$3,287
1,201	1,105	2,026	1,866	1,479	923	306
$15.05	$14.62	$14.25	$13.21	$12.32	$11.29	$10.75
$865,583	$1,072,466	$1,183,217	$1,132,721	$775,332	$294,802	$116,507
57,710	73,298	83,585	86,152	63,172	26,104	10,941
$15.00	$14.63	$14.16	$13.15	$12.27	$11.29	$10.65
$139,410	$197,539	$214,366	$267,608	$151,808	$82,410	$45,940
9,224	13,425	15,046	20,240	12,333	7,293	4,318
$15.11	$14.71	$14.25	$13.22	$12.31	$11.30	$10.64
$1,198,287	$1,416,061	$1,824,384	$1,704,370	$1,351,753	$524,737	$298,117
78,959	95,759	127,521	128,276	109,173	46,090	27,811
$15.18	$14.79	$14.31	$13.29	$12.38	$11.39	$10.72
$1,483,852	$1,646,803	$2,183,083	$2,010,705	$1,771,616	$520,403	$341,318
97,063	110,512	151,445	150,175	142,143	45,428	31,686
$15.29	$14.90	$14.42	$13.39	$12.46	$11.46	$10.77
$324,013	$421,102	$538,777	$570,931	$493,847	$187,698	$88,870
21,198	28,253	37,394	42,665	39,681	16,424	8,265
$15.28	$14.90	$14.41	$13.38	$12.45	$11.43	$10.75
$563,451	$604,447	$742,172	$682,062	$536,248	$155,892	$115,036
36,475	40,150	50,976	50,462	42,651	13,501	10,600
$15.45	$15.05	$14.56	$13.52	$12.57	$11.55	$10.85
$5,442,567	$6,091,385	$7,810,904	$6,929,355	$5,625,173	$1,858,095	$1,292,116
353,464	406,051	538,529	514,020	448,646	161,504	119,396
$15.40	$15.00	$14.50	$13.48	$12.54	$11.50	$10.82

American Funds Target Date Retirement Series	25

Statements of operations
for the six months ended April 30, 2018

	2060 Fund	2055 Fund	2050 Fund	2045 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$5,537	$25,072	$52,705	$66,917
Affiliated issuers	—	—	—	—
	5,537	25,072	52,705	66,917

Fees and expenses*:
Distribution services	715	3,071	5,993	7,574
Transfer agent services	284	1,315	2,543	3,224
Reports to shareholders	4	16	33	41
Registration statement and prospectus	206	348	481	527
Trustees’ compensation	1	4	8	10
Auditing and legal	— †	— †	2	2
Custodian	5	5	5	5
Other	— †	2	4	5
Total fees and expenses	1,215	4,761	9,069	11,388
Net investment income	4,322	20,311	43,636	55,529

Net realized gain and unrealized depreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(112)	(1)	(9)	(135)
Affiliated issuers	—	—	—	—
Capital gain distributions received	21,508	100,823	213,905	261,382
	21,396	100,822	213,896	261,247
Net unrealized depreciation on investments:
Unaffiliated issuers	(6,291)	(22,408)	(43,585)	(56,744)
Affiliated issuers	—	—	—	—
	(6,291)	(22,408)	(43,585)	(56,744)
Net realized gain and unrealized depreciation	15,105	78,414	170,311	204,503
Net increase in net assets resulting from operations	$19,427	$98,725	$213,947	$260,032

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$94,621	$109,350	$121,282	$103,661	$108,724	$51,017	$36,341
5,254	8,334	33,620	45,182	33,551	7,122	—
99,875	117,684	154,902	148,843	142,275	58,139	36,341

10,260	12,348	15,490	15,116	12,251	4,847	2,632
4,397	5,245	6,447	6,319	5,067	2,020	1,071
59	67	86	81	69	26	16
669	694	877	785	660	291	262
15	17	22	21	17	6	4
2	3	4	4	2	1	1
5	5	5	5	5	5	5
8	9	12	11	10	4	2
15,415	18,388	22,943	22,342	18,081	7,200	3,993
84,460	99,296	131,959	126,501	124,194	50,939	32,348

40	(31)	167	31	6,146	6,325	14
(64)	(87)	—	(149)	(197)	(236)	—
366,926	397,905	439,810	343,753	239,037	76,230	42,570
366,902	397,787	439,977	343,635	244,986	82,319	42,584

(67,491)	(88,705)	(122,710)	(130,899)	(150,842)	(90,452)	(64,049)
(19,411)	(30,966)	(68,023)	(88,361)	(89,204)	(16,436)	—
(86,902)	(119,671)	(190,733)	(219,260)	(240,046)	(106,888)	(64,049)
280,000	278,116	249,244	124,375	4,940	(24,569)	(21,465)
$364,460	$377,412	$381,203	$250,876	$129,134	$26,370	$10,883

American Funds Target Date Retirement Series	27

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund

	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017
Operations:
Net investment income	$4,322	$2,973	$20,311	$20,832	$43,636	$49,218
Net realized gain	21,396	5,264	100,822	39,124	213,896	89,655
Net unrealized (depreciation) appreciation	(6,291)	48,174	(22,408)	287,938	(43,585)	650,367
Net increase in net assets resulting from operations	19,427	56,411	98,725	347,894	213,947	789,240

Dividends and distributions paid to shareholders:
Dividends from net investment income	(4,050)	(1,647)	(20,146)	(10,381)	(46,630)	(27,504)
Distributions from net realized gain on investments	(5,049)	(2,021)	(38,417)	(30,812)	(88,879)	(79,968)
Total dividends and distributions paid to shareholders	(9,099)	(3,668)	(58,563)	(41,193)	(135,509)	(107,472)

Net capital share transactions	271,177	323,243	724,597	954,682	1,166,297	1,798,507

Total increase in net assets	281,505	375,986	764,759	1,261,383	1,244,735	2,480,275

Net assets:
Beginning of period	509,941	133,955	2,455,550	1,194,167	5,345,159	2,864,884
End of period	$791,446	$509,941	$3,220,309	$2,455,550	$6,589,894	$5,345,159
Undistributed net investment income	$1,251	$979	$5,879	$5,714	$12,801	$15,795

See Notes to Financial Statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund

Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017

$55,529	$61,592	$84,460	$100,200	$99,296	$114,099	$131,959	$164,651	$126,501	$160,278
261,247	108,450	366,902	158,325	397,787	171,416	439,977	219,283	343,635	186,988
(56,744)	790,781	(86,902)	1,183,593	(119,671)	1,260,359	(190,733)	1,433,753	(219,260)	1,056,739
260,032	960,823	364,460	1,442,118	377,412	1,545,874	381,203	1,817,687	250,876	1,404,005

(59,190)	(35,144)	(95,317)	(59,107)	(111,947)	(68,324)	(161,549)	(100,461)	(160,930)	(103,265)
(107,104)	(96,991)	(155,954)	(151,711)	(167,834)	(164,132)	(212,570)	(209,888)	(177,556)	(163,746)
(166,294)	(132,135)	(251,271)	(210,818)	(279,781)	(232,456)	(374,119)	(310,349)	(338,486)	(267,011)
1,488,258	2,172,107	1,725,327	2,940,341	2,403,496	3,224,132	2,665,550	4,225,613	2,875,626	3,792,425
1,581,996	3,000,795	1,838,516	4,171,641	2,501,127	4,537,550	2,672,634	5,732,951	2,788,016	4,929,419

6,540,463	3,539,668	9,748,482	5,576,841	10,814,166	6,276,616	14,290,044	8,557,093	13,120,733	8,191,314
$8,122,459	$6,540,463	$11,586,998	$9,748,482	$13,315,293	$10,814,166	$16,962,678	$14,290,044	$15,908,749	$13,120,733
$16,619	$20,280	$26,405	$37,262	$31,808	$44,459	$44,528	$74,118	$45,175	$79,604

See end of statements of changes in net assets for footnote.

American Funds Target Date Retirement Series	29

Financial statements

Statements of changes in net assets

	2020 Fund		2015 Fund		2010 Fund

	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017
Operations:
Net investment income	$124,194	$169,593	$50,939	$77,195	$32,348	$49,872
Net realized gain	244,986	147,280	82,319	53,577	42,584	25,037
Net unrealized (depreciation) appreciation	(240,046)	762,209	(106,888)	241,409	(64,049)	138,825
Net increase in net assets resulting from operations	129,134	1,079,082	26,370	372,181	10,883	213,734

Dividends and distributions paid to shareholders:
Dividends from net investment income	(166,907)	(109,807)	(73,903)	(56,781)	(48,736)	(37,173)
Distributions from net realized gain on investments	(137,763)	(134,363)	(47,855)	(46,033)	(21,802)	(19,336)
Total dividends and distributions paid to shareholders	(304,670)	(244,170)	(121,758)	(102,814)	(70,538)	(56,509)

Net capital share transactions	1,613,373	2,854,962	482,783	657,666	262,289	518,268

Total increase in net assets	1,437,837	3,689,874	387,395	927,033	202,634	675,493

Net assets:
Beginning of period	11,548,840	7,858,966	4,322,327	3,395,294	2,717,316	2,041,823
End of period	$12,986,677	$11,548,840	$4,709,722	$4,322,327	$2,919,950	$2,717,316
Undistributed net investment income	$51,321	$94,034	$22,477	$45,441	$14,744	$31,132

*	Unaudited.

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds Target Date Retirement Series	31

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2018, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described on the following pages.

32	American Funds Target Date Retirement Series

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

American Funds Target Date Retirement Series	33

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

34	American Funds Target Date Retirement Series

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Target Date Retirement Series	35

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
As of October 31, 2017
Undistributed ordinary income	$979	$5,717	$15,805	$20,292	$37,282	$44,482
Undistributed long-term capital gains	5,048	38,406	88,854	107,076	155,884	167,779
As of April 30, 2018
Gross unrealized appreciation on investments	44,067	302,869	802,324	959,178	1,487,672	1,566,171
Gross unrealized depreciation on investments	(1,240)	(6,360)	(13,953)	(17,108)	(25,175)	(40,718)
Net unrealized appreciation on investments	42,827	296,509	788,371	942,070	1,462,497	1,525,453
Cost of investments	748,861	2,924,839	5,803,547	7,182,942	10,127,952	11,794,026

		2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2017
Undistributed ordinary income		$74,149	$79,635	$94,066	$45,460	$31,144
Undistributed long-term capital gains		212,549	177,525	137,661	47,823	21,785
As of April 30, 2018
Gross unrealized appreciation on investments		1,880,965	1,437,804	1,123,140	375,652	149,840
Gross unrealized depreciation on investments		(88,313)	(123,851)	(118,919)	(52,653)	(31,766)
Net unrealized appreciation on investments		1,792,652	1,313,953	1,004,221	322,999	118,074
Cost of investments		15,175,165	14,599,789	11,986,547	4,388,281	2,802,741

36	American Funds Target Date Retirement Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2060 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$581		$742		$1,323		$456		$532		$988
Class B1							—	[2]	—	[2]	—	[2]
Class C	18		125		143		38		73		111
Class T3	—	[2]	—	[2]	—	[2]	—		—		—
Class F-1	9		12		21		5		5		10
Class F-2	23		23		46		7		8		15
Class F-3[4]	57		54		111		—		—		—
Class R-1	1		5		6		1		2		3
Class R-2	114		575		689		160		318		478
Class R-2E	36		60		96		6		9		15
Class R-3	266		487		753		167		250		417
Class R-4	431		547		978		204		235		439
Class R-5E	75		78		153		13		14		27
Class R-5	202		207		409		143		141		284
Class R-6	2,237		2,134		4,371		447		434		881
Total	$4,050		$5,049		$9,099		$1,647		$2,021		$3,668

2055 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$2,773		$5,389		$8,162		$2,309		$6,435		$8,744
Class B1							—	[2]	—	[2]	—	[2]
Class C	39		526		565		56		533		589
Class T3	—	[2]	—	[2]	—	[2]	—		—		—
Class F-1	78		142		220		17		41		58
Class F-2	45		67		112		16		36		52
Class F-3[4]	9		13		22		—		—		—
Class R-1	1		38		39		—		46		46
Class R-2	324		4,092		4,416		352		4,315		4,667
Class R-2E	154		394		548		30		105		135
Class R-3	1,494		4,565		6,059		1,150		4,640		5,790
Class R-4	2,560		5,056		7,616		1,610		4,473		6,083
Class R-5E	594		902		1,496		161		357		518
Class R-5	1,657		2,463		4,120		1,082		2,326		3,408
Class R-6	10,418		14,770		25,188		3,598		7,505		11,103
Total	$20,146		$38,417		$58,563		$10,381		$30,812		$41,193

See end of tables for footnotes.

American Funds Target Date Retirement Series	37

2050 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$6,178		$12,349		$18,527		$5,476		$15,595	$21,071
Class B1							—	[2]	1	1
Class C	92		903		995		136		923	1,059
Class T3	—	[2]	—	[2]	—	[2]	—		—	—
Class F-1	121		234		355		44		107	151
Class F-2	141		219		360		61		138	199
Class F-3[4]	6		8		14		—		—	—
Class R-1	4		161		165		13		223	236
Class R-2	579		7,585		8,164		842		9,117	9,959
Class R-2E	357		974		1,331		99		339	438
Class R-3	3,497		10,646		14,143		2,880		11,977	14,857
Class R-4	6,034		12,012		18,046		3,949		11,206	15,155
Class R-5E	985		1,572		2,557		391		898	1,289
Class R-5	3,877		5,941		9,818		2,801		6,203	9,004
Class R-6	24,759		36,275		61,034		10,812		23,241	34,053
Total	$46,630		$88,879		$135,509		$27,504		$79,968	$107,472

2045 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$7,413		$13,991		$21,404		$6,605	$17,732	$24,337
Class B1							—	3	3
Class C	117		1,002		1,119		164	1,054	1,218
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	142		256		398		38	89	127
Class F-2	110		160		270		35	75	110
Class F-3[4]	9		13		22		—	—	—
Class R-1	15		154		169		5	215	220
Class R-2	911		9,946		10,857		1,294	12,072	13,366
Class R-2E	826		1,765		2,591		155	510	665
Class R-3	4,382		12,573		16,955		3,773	14,324	18,097
Class R-4	7,567		14,312		21,879		5,158	13,827	18,985
Class R-5E	1,178		1,763		2,941		419	924	1,343
Class R-5	4,279		6,262		10,541		3,438	7,277	10,715
Class R-6	32,241		44,907		77,148		14,060	28,889	42,949
Total	$59,190		$107,104		$166,294		$35,144	$96,991	$132,135

38	American Funds Target Date Retirement Series

2040 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$11,613		$20,055		$31,668		$10,172	$26,246	$36,418
Class B1							—	2	2
Class C	225		1,258		1,483		234	1,323	1,557
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	304		497		801		90	201	291
Class F-2	209		284		493		69	142	211
Class F-3[4]	15		19		34		—	—	—
Class R-1	12		264		276		28	427	455
Class R-2	1,753		13,050		14,803		2,028	16,621	18,649
Class R-2E	697		1,634		2,331		263	814	1,077
Class R-3	6,926		17,521		24,447		5,778	20,699	26,477
Class R-4	12,244		21,163		33,407		8,563	21,837	30,400
Class R-5E	1,809		2,538		4,347		621	1,320	1,941
Class R-5	6,428		8,729		15,157		5,093	10,368	15,461
Class R-6	53,082		68,942		122,024		26,168	51,711	77,879
Total	$95,317		$155,954		$251,271		$59,107	$151,711	$210,818

2035 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$14,359		$22,275		$36,634		$12,116	$28,909	$41,025
Class B1							—	2	2
Class C	314		1,489		1,803		302	1,644	1,946
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	462		688		1,150		182	363	545
Class F-2	281		351		632		100	190	290
Class F-3[4]	26		31		57		—	—	—
Class R-1	18		241		259		36	415	451
Class R-2	2,606		15,245		17,851		2,761	19,756	22,517
Class R-2E	1,106		2,200		3,306		398	1,071	1,469
Class R-3	8,567		19,424		27,991		7,466	23,909	31,375
Class R-4	14,104		22,054		36,158		9,713	22,779	32,492
Class R-5E	2,038		2,606		4,644		723	1,424	2,147
Class R-5	7,085		8,815		15,900		6,247	11,784	18,031
Class R-6	60,981		72,415		133,396		28,280	51,886	80,166
Total	$111,947		$167,834		$279,781		$68,324	$164,132	$232,456

See end of tables for footnotes.

American Funds Target Date Retirement Series	39

2030 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$20,870		$28,644		$49,514		$17,261	$36,430	$53,691
Class B1							—	7	7
Class C	499		1,817		2,316		467	1,988	2,455
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	628		841		1,469		272	498	770
Class F-2	629		707		1,336		252	427	679
Class F-3[4]	59		63		122		—	—	—
Class R-1	51		392		443		86	654	740
Class R-2	3,969		16,722		20,691		3,874	21,770	25,644
Class R-2E	1,364		2,379		3,743		481	1,134	1,615
Class R-3	13,185		25,124		38,309		10,695	30,367	41,062
Class R-4	21,384		29,389		50,773		14,721	30,471	45,192
Class R-5E	2,784		3,200		5,984		969	1,696	2,665
Class R-5	9,395		10,513		19,908		8,037	13,501	21,538
Class R-6	86,732		92,779		179,511		43,346	70,945	114,291
Total	$161,549		$212,570		$374,119		$100,461	$209,888	$310,349

2025 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$23,910		$27,335		$51,245		$20,937	$33,266	$54,203
Class B1							—	2	2
Class C	643		1,815		2,458		678	1,955	2,633
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	483		548		1,031		276	385	661
Class F-2	771		729		1,500		375	487	862
Class F-3[4]	167		150		317		—	—	—
Class R-1	91		309		400		100	430	530
Class R-2	4,739		14,621		19,360		4,783	17,858	22,641
Class R-2E	2,100		2,804		4,904		648	1,091	1,739
Class R-3	13,597		21,049		34,646		11,820	24,136	35,956
Class R-4	21,127		23,964		45,091		14,931	23,092	38,023
Class R-5E	2,626		2,523		5,149		1,217	1,615	2,832
Class R-5	9,326		8,742		18,068		8,744	11,163	19,907
Class R-6	81,350		72,967		154,317		38,756	48,266	87,022
Total	$160,930		$177,556		$338,486		$103,265	$163,746	$267,011

40	American Funds Target Date Retirement Series

2020 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$26,611		$22,933		$49,544		$22,514	$27,947	$50,461
Class B1							—	2	2
Class C	826		1,407		2,233		697	1,482	2,179
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	527		446		973		284	324	608
Class F-2	822		596		1,418		376	385	761
Class F-3[4]	22		16		38		—	—	—
Class R-1	87		207		294		107	330	437
Class R-2	4,896		9,279		14,175		4,399	12,069	16,468
Class R-2E	1,443		1,495		2,938		532	705	1,237
Class R-3	14,365		15,871		30,236		12,184	19,191	31,375
Class R-4	23,745		20,154		43,899		16,252	19,758	36,010
Class R-5E	2,865		2,122		4,987		1,421	1,487	2,908
Class R-5	9,131		6,577		15,708		8,265	8,375	16,640
Class R-6	81,567		56,660		138,227		42,776	42,308	85,084
Total	$166,907		$137,763		$304,670		$109,807	$134,363	$244,170

2015 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains		Total dividends and distributions paid
Class A	$16,345		$10,865		$27,210		$15,963	$12,837		$28,800
Class B1							—	—	[2]	—	[2]
Class C	423		498		921		418	537		955
Class T3	—	[2]	—	[2]	—	[2]	—	—		—
Class F-1	220		147		367		165	122		287
Class F-2	356		205		561		244	169		413
Class F-3[4]	1		1		2		—	—		—
Class R-1	87		119		206		106	163		269
Class R-2	2,694		3,362		6,056		2,782	4,217		6,999
Class R-2E	996		760		1,756		461	388		849
Class R-3	7,073		5,800		12,873		6,875	6,768		13,643
Class R-4	8,734		5,735		14,469		7,009	5,593		12,602
Class R-5E	1,080		626		1,706		596	416		1,012
Class R-5	3,340		1,893		5,233		3,761	2,559		6,320
Class R-6	32,554		17,844		50,398		18,401	12,264		30,665
Total	$73,903		$47,855		$121,758		$56,781	$46,033		$102,814

See end of tables for footnotes.

American Funds Target Date Retirement Series	41

2010 Fund

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains		Total dividends and distributions paid
Class A	$9,928		$4,614		$14,542		$9,720	$5,193		$14,913
Class B1							—	—	[2]	—	[2]
Class C	256		206		462		263	210		473
Class T3	—	[2]	—	[2]	—	[2]	—	—		—
Class F-1	143		66		209		89	44		133
Class F-2	174		70		244		105	48		153
Class F-3[4]	9		4		13		—	—		—
Class R-1	24		28		52		42	45		87
Class R-2	1,137		996		2,133		1,307	1,204		2,511
Class R-2E	610		331		941		256	147		403
Class R-3	3,968		2,282		6,250		3,948	2,475		6,423
Class R-4	5,925		2,773		8,698		5,302	2,788		8,090
Class R-5E	889		369		1,258		648	301		949
Class R-5	2,680		1,081		3,761		2,583	1,165		3,748
Class R-6	22,993		8,982		31,975		12,910	5,716		18,626
Total	$48,736		$21,802		$70,538		$37,173	$19,336		$56,509

[1]	Class B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

42	American Funds Target Date Retirement Series

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2018, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the period ended April 30, 2018, were as follows (dollars in thousands):

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$118	$41
Class C	76	7
Class T	—	—	*
Class F-1	2	1
Class F-2	Not applicable	1
Class F-3	Not applicable	—	*
Class R-1	3	—	*
Class R-2	257	124
Class R-2E	23	8
Class R-3	150	48
Class R-4	86	35
Class R-5E	Not applicable	8
Class R-5	Not applicable	9
Class R-6	Not applicable	2
Total class-specific expenses	$715	$284

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$417	$181
Class C	187	18
Class T	—	—	*
Class F-1	14	6
Class F-2	Not applicable	2
Class F-3	Not applicable	—	*
Class R-1	14	2
Class R-2	1,059	513
Class R-2E	86	29
Class R-3	821	262
Class R-4	473	190
Class R-5E	Not applicable	50
Class R-5	Not applicable	53
Class R-6	Not applicable	9
Total class-specific expenses	$3,071	$1,315

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$900	$377
Class C	296	29
Class T	—	—	*
Class F-1	21	9
Class F-2	Not applicable	8
Class F-3	Not applicable	—	*
Class R-1	52	6
Class R-2	1,803	874
Class R-2E	202	69
Class R-3	1,722	549
Class R-4	997	401
Class R-5E	Not applicable	89
Class R-5	Not applicable	112
Class R-6	Not applicable	20
Total class-specific expenses	$5,993	$2,543

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,040	$440
Class C	335	33
Class T	—	—	*
Class F-1	23	10
Class F-2	Not applicable	6
Class F-3	Not applicable	—	*
Class R-1	52	6
Class R-2	2,432	1,180
Class R-2E	373	122
Class R-3	2,087	665
Class R-4	1,232	495
Class R-5E	Not applicable	113
Class R-5	Not applicable	128
Class R-6	Not applicable	26
Total class-specific expenses	$7,574	$3,224

See end of tables for footnote.

American Funds Target Date Retirement Series	43

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,480	$626
Class C	420	41
Class T	—	—	*
Class F-1	45	20
Class F-2	Not applicable	9
Class F-3	Not applicable	—	*
Class R-1	87	11
Class R-2	3,167	1,536
Class R-2E	359	122
Class R-3	2,908	928
Class R-4	1,794	721
Class R-5E	Not applicable	172
Class R-5	Not applicable	171
Class R-6	Not applicable	40
Total class-specific expenses	$10,260	$4,397

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,845	$731
Class C	526	51
Class T	—	—	*
Class F-1	64	29
Class F-2	Not applicable	13
Class F-3	Not applicable	—	*
Class R-1	81	10
Class R-2	3,920	1,897
Class R-2E	508	171
Class R-3	3,417	1,089
Class R-4	1,987	799
Class R-5E	Not applicable	224
Class R-5	Not applicable	188
Class R-6	Not applicable	43
Total class-specific expenses	$12,348	$5,245

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,615	$957
Class C	652	64
Class T	—	—	*
Class F-1	79	36
Class F-2	Not applicable	25
Class F-3	Not applicable	—	*
Class R-1	141	18
Class R-2	4,360	2,114
Class R-2E	545	186
Class R-3	4,444	1,418
Class R-4	2,654	1,053
Class R-5E	Not applicable	292
Class R-5	Not applicable	228
Class R-6	Not applicable	56
Total class-specific expenses	$15,490	$6,447

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,665	$1,025
Class C	722	71
Class T	—	—	*
Class F-1	56	26
Class F-2	Not applicable	31
Class F-3	Not applicable	—	*
Class R-1	124	16
Class R-2	4,232	2,048
Class R-2E	713	237
Class R-3	4,178	1,333
Class R-4	2,426	963
Class R-5E	Not applicable	306
Class R-5	Not applicable	213
Class R-6	Not applicable	50
Total class-specific expenses	$15,116	$6,319

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,571	$934
Class C	602	60
Class T	—	—	*
Class F-1	50	23
Class F-2	Not applicable	26
Class F-3	Not applicable	—	*
Class R-1	89	11
Class R-2	2,931	1,431
Class R-2E	412	142
Class R-3	3,395	1,084
Class R-4	2,201	872
Class R-5E	Not applicable	272
Class R-5	Not applicable	170
Class R-6	Not applicable	42
Total class-specific expenses	$12,251	$5,067

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,188	$474
Class C	229	23
Class T	—	—	*
Class F-1	17	8
Class F-2	Not applicable	10
Class F-3	Not applicable	—	*
Class R-1	53	7
Class R-2	1,139	560
Class R-2E	220	74
Class R-3	1,335	428
Class R-4	666	264
Class R-5E	Not applicable	106
Class R-5	Not applicable	52
Class R-6	Not applicable	14
Total class-specific expenses	$4,847	$2,020

44	American Funds Target Date Retirement Series

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$734	$273
Class C	129	13
Class T	—	—	*
Class F-1	11	5
Class F-2	Not applicable	5
Class F-3	Not applicable	—	*
Class R-1	17	2
Class R-2	451	219
Class R-2E	130	44
Class R-3	726	233
Class R-4	434	172
Class R-5E	Not applicable	56
Class R-5	Not applicable	39
Class R-6	Not applicable	10
Total class-specific expenses	$2,632	$1,071

*	Amount less than one thousand.

American Funds Target Date Retirement Series	45

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
2060 Fund	$ 1	$ —	*	$ 1
2055 Fund	4	—	*	4
2050 Fund	8	—	*	8
2045 Fund	10	—	*	10
2040 Fund	14	1		15
2035 Fund	16	1		17
2030 Fund	21	1		22
2025 Fund	20	1		21
2020 Fund	16	1		17
2015 Fund	6	—	*	6
2010 Fund	4	—	*	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2018, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$294,888	$6,902
2055 Fund	788,104	793
2050 Fund	1,290,452	1,872
2045 Fund	1,642,689	3,502
2040 Fund	1,930,048	4,154
2035 Fund	2,629,300	7,862
2030 Fund	2,873,174	4,577
2025 Fund	3,023,520	7,281
2020 Fund	1,742,806	63,217
2015 Fund	630,172	139,241
2010 Fund	381,650	113,209

46	American Funds Target Date Retirement Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$35,142	2,799	$1,322		107		$(8,327)	(665)	$28,137	2,241
Class C	5,450	438	143		11		(1,440)	(116)	4,153	333
Class T	—	—	—		—		—	—	—	—
Class F-1	1,694	134	21		2		(233)	(18)	1,482	118
Class F-2	2,800	223	46		4		(239)	(19)	2,607	208
Class F-3	374	30	111		9		(8)	(1)	477	38
Class R-1	371	30	6		—	[2]	(134)	(11)	243	19
Class R-2	29,462	2,370	686		56		(10,807)	(870)	19,341	1,556
Class R-2E	4,915	394	97		8		(880)	(70)	4,132	332
Class R-3	30,649	2,449	753		61		(10,438)	(832)	20,964	1,678
Class R-4	37,977	3,025	978		79		(13,941)	(1,117)	25,014	1,987
Class R-5E	10,657	847	153		12		(1,293)	(103)	9,517	756
Class R-5	15,984	1,263	409		33		(33,466)	(2,705)	(17,073)	(1,409)
Class R-6	229,549	18,200	4,373		351		(61,739)	(4,880)	172,183	13,671
Total net increase (decrease)	$405,024	32,202	$9,098		733		$(142,945)	(11,407)	$271,177	21,528

Year ended October 31, 2017

Class A	$48,789	4,401	$989		96		$(19,546)	(1,780)	$30,232	2,717
Class B3	—	—	—	[2]	—	[2]	(18)	(2)	(18)	(2)
Class C	8,203	747	111		11		(1,479)	(134)	6,835	624
Class T4	10	1	—		—		—	—	10	1
Class F-1	1,138	102	9		1		(281)	(24)	866	79
Class F-2	1,189	106	15		2		(243)	(22)	961	86
Class F-3[5]	5,526	504	—		—		(63)	(5)	5,463	499
Class R-1	418	38	3		—	[2]	(73)	(7)	348	31
Class R-2	43,475	3,930	478		46		(13,902)	(1,256)	30,051	2,720
Class R-2E	4,916	435	15		1		(379)	(33)	4,552	403
Class R-3	38,565	3,456	417		41		(14,843)	(1,339)	24,139	2,158
Class R-4	45,946	4,090	439		43		(11,353)	(1,004)	35,032	3,129
Class R-5E	6,127	535	27		3		(1,126)	(96)	5,028	442
Class R-5	48,739	4,363	283		27		(15,004)	(1,340)	34,018	3,050
Class R-6	164,342	14,401	881		85		(19,497)	(1,711)	145,726	12,775
Total net increase (decrease)	$417,383	37,109	$3,667		356		$(97,807)	(8,753)	$323,243	28,712

See end of tables for footnotes.

American Funds Target Date Retirement Series	47

2055 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$75,356	3,938		$8,158		433		$(42,692)	(2,229)	$40,822	2,142
Class C	7,735	411		565		30		(3,583)	(191)	4,717	250
Class T	—	—		—		—		—	—	—	—
Class F-1	5,915	311		219		12		(1,282)	(68)	4,852	255
Class F-2	3,652	191		111		6		(914)	(49)	2,849	148
Class F-3	3,838	196		22		1		(175)	(9)	3,685	188
Class R-1	965	52		39		2		(427)	(22)	577	32
Class R-2	74,595	3,977		4,413		238		(55,181)	(2,948)	23,827	1,267
Class R-2E	18,821	995		548		30		(6,864)	(362)	12,505	663
Class R-3	98,637	5,213		6,058		324		(62,967)	(3,328)	41,728	2,209
Class R-4	114,290	5,989		7,624		406		(72,920)	(3,849)	48,994	2,546
Class R-5E	59,359	3,120		1,497		80		(5,092)	(267)	55,764	2,933
Class R-5	42,298	2,197		4,098		216		(91,663)	(4,842)	(45,267)	(2,429)
Class R-6	620,239	32,338		25,189		1,327		(115,884)	(6,034)	529,544	27,631
Total net increase (decrease)	$1,125,700	58,928		$58,541		3,105		$(459,644)	(24,198)	$724,597	37,835

Year ended October 31, 2017

Class A	$115,255	6,792		$8,741		554		$(76,497)	(4,525)	$47,499	2,821
Class B3	4	—	[2]	—	[2]	—	[2]	(20)	(1)	(16)	(1)
Class C	13,286	795		589		38		(5,360)	(320)	8,515	513
Class T4	10	1		—		—		—	—	10	1
Class F-1	8,012	472		58		4		(1,278)	(74)	6,792	402
Class F-2	2,693	154		52		4		(657)	(38)	2,088	120
Class F-3[5]	890	49		—		—		—	—	890	49
Class R-1	1,307	78		45		3		(1,354)	(82)	(2)	(1)
Class R-2	123,866	7,387		4,666		300		(73,341)	(4,384)	55,191	3,303
Class R-2E	19,419	1,153		135		9		(3,428)	(201)	16,126	961
Class R-3	150,736	8,927		5,766		368		(81,257)	(4,784)	75,245	4,511
Class R-4	202,801	11,857		6,083		386		(83,786)	(4,856)	125,098	7,387
Class R-5E	28,040	1,649		517		33		(2,247)	(131)	26,310	1,551
Class R-5	135,508	7,904		3,407		215		(24,799)	(1,427)	114,116	6,692
Class R-6	587,658	34,026		11,103		700		(121,941)	(7,022)	476,820	27,704
Total net increase (decrease)	$1,389,485	81,244		$41,162		2,614		$(475,965)	(27,845)	$954,682	56,013

48	American Funds Target Date Retirement Series

2050 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$122,890	7,997		$18,499		1,222		$(68,500)	(4,464)	$72,889	4,755
Class C	13,555	898		994		67		(6,413)	(425)	8,136	540
Class T	—	—		—		—		—	—	—	—
Class F-1	7,799	507		355		23		(2,391)	(156)	5,763	374
Class F-2	13,006	844		358		24		(5,422)	(358)	7,942	510
Class F-3	1,959	127		13		1		(10)	(1)	1,962	127
Class R-1	1,796	120		166		11		(1,335)	(89)	627	42
Class R-2	103,263	6,853		8,159		549		(80,833)	(5,386)	30,589	2,016
Class R-2E	36,817	2,428		1,331		89		(11,840)	(778)	26,308	1,739
Class R-3	152,580	10,052		14,140		943		(107,943)	(7,103)	58,777	3,892
Class R-4	184,235	12,013		18,067		1,196		(126,266)	(8,288)	76,036	4,921
Class R-5E	92,996	6,081		2,556		169		(8,229)	(538)	87,323	5,712
Class R-5	63,316	4,089		9,818		645		(205,102)	(13,475)	(131,968)	(8,741)
Class R-6	1,042,588	67,880		61,034		4,018		(181,709)	(11,783)	921,913	60,115
Total net increase (decrease)	$1,836,800	119,889		$135,490		8,957		$(805,993)	(52,844)	$1,166,297	76,002

Year ended October 31, 2017

Class A	$187,434	13,715		$21,030		1,657		$(135,300)	(9,959)	$73,164	5,413
Class B3	2	—	[2]	—	[2]	—	[2]	(27)	(2)	(25)	(2)
Class C	22,290	1,667		1,060		85		(8,868)	(655)	14,482	1,097
Class T4	10	1		—		—		—	—	10	1
Class F-1	12,649	933		151		12		(2,684)	(192)	10,116	753
Class F-2	8,589	618		199		16		(2,640)	(191)	6,148	443
Class F-3[5]	214	15		—		—		(78)	(5)	136	10
Class R-1	3,954	294		236		19		(4,016)	(298)	174	15
Class R-2	175,205	13,038		9,956		797		(128,165)	(9,528)	56,996	4,307
Class R-2E	44,138	3,265		438		35		(6,886)	(507)	37,690	2,793
Class R-3	264,006	19,461		14,856		1,182		(159,194)	(11,727)	119,668	8,916
Class R-4	384,790	27,899		15,153		1,197		(165,816)	(11,935)	234,127	17,161
Class R-5E	48,204	3,548		1,289		102		(4,970)	(358)	44,523	3,292
Class R-5	254,260	18,452		9,002		705		(52,217)	(3,736)	211,045	15,421
Class R-6	1,144,503	82,780		34,054		2,675		(188,304)	(13,525)	990,253	71,930
Total net increase (decrease)	$2,550,248	185,686		$107,424		8,482		$(859,165)	(62,618)	$1,798,507	131,550

See end of tables for footnotes.

American Funds Target Date Retirement Series	49

2045 Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$121,871	7,773		$21,375	1,383		$(75,103)	(4,791)	$68,143	4,365
Class C	12,946	841		1,117	73		(6,860)	(446)	7,203	468
Class T	—	—		—	—		—	—	—	—
Class F-1	8,396	537		398	26		(2,245)	(144)	6,549	419
Class F-2	7,989	510		270	18		(1,599)	(102)	6,660	426
Class F-3	1,082	69		21	1		(234)	(15)	869	55
Class R-1	3,132	205		168	11		(1,656)	(108)	1,644	108
Class R-2	128,919	8,408		10,852	717		(101,050)	(6,609)	38,721	2,516
Class R-2E	49,786	3,216		2,590	170		(15,414)	(992)	36,962	2,394
Class R-3	183,358	11,846		16,943	1,107		(137,378)	(8,869)	62,923	4,084
Class R-4	215,523	13,771		21,895	1,419		(153,932)	(9,902)	83,486	5,288
Class R-5E	148,388	9,529		2,940	191		(15,248)	(974)	136,080	8,746
Class R-5	64,766	4,101		10,539	676		(269,310)	(17,297)	(194,005)	(12,520)
Class R-6	1,390,240	88,711		77,149	4,971		(234,366)	(14,880)	1,233,023	78,802
Total net increase (decrease)	$2,336,396	149,517		$166,257	10,763		$(1,014,395)	(65,129)	$1,488,258	95,151

Year ended October 31, 2017

Class A	$216,122	15,461		$24,299	1,872		$(149,675)	(10,764)	$90,746	6,569
Class B3	1	—	[2]	3	—	[2]	(150)	(11)	(146)	(11)
Class C	24,564	1,790		1,218	95		(9,744)	(707)	16,038	1,178
Class T4	10	1		—	—		—	—	10	1
Class F-1	14,301	1,033		127	10		(2,206)	(154)	12,222	889
Class F-2	6,981	487		109	8		(1,749)	(125)	5,341	370
Class F-3[5]	748	51		—	—		(56)	(4)	692	47
Class R-1	3,695	269		217	17		(5,059)	(374)	(1,147)	(88)
Class R-2	227,767	16,656		13,369	1,050		(161,461)	(11,786)	79,675	5,920
Class R-2E	88,846	6,189		665	52		(11,987)	(848)	77,524	5,393
Class R-3	328,194	23,756		18,094	1,408		(197,115)	(14,186)	149,173	10,978
Class R-4	468,780	33,285		18,985	1,466		(199,330)	(14,006)	288,435	20,745
Class R-5E	45,250	3,240		1,343	104		(6,620)	(465)	39,973	2,879
Class R-5	335,203	23,683		10,708	819		(59,465)	(4,182)	286,446	20,320
Class R-6	1,310,530	92,791		42,948	3,299		(226,353)	(15,895)	1,127,125	80,195
Total net increase (decrease)	$3,070,992	218,692		$132,085	10,200		$(1,030,970)	(73,507)	$2,172,107	155,385

50	American Funds Target Date Retirement Series

2040 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$160,794	10,414	$31,639	2,077		$(110,537)	(7,157)	$81,896	5,334
Class C	16,317	1,072	1,483	99		(8,042)	(530)	9,758	641
Class T	—	—	—	—		—	—	—	—
Class F-1	14,014	911	801	53		(2,845)	(186)	11,970	778
Class F-2	12,771	828	491	32		(2,586)	(167)	10,676	693
Class F-3	2,015	129	33	2		(1,068)	(70)	980	61
Class R-1	3,222	213	275	18		(3,017)	(199)	480	32
Class R-2	151,329	9,994	14,797	991		(131,088)	(8,690)	35,038	2,295
Class R-2E	59,324	3,892	2,331	155		(16,629)	(1,090)	45,026	2,957
Class R-3	219,279	14,352	24,431	1,619		(177,144)	(11,598)	66,566	4,373
Class R-4	281,305	18,255	33,415	2,200		(210,882)	(13,757)	103,838	6,698
Class R-5E	211,529	13,795	4,347	286		(24,169)	(1,576)	191,707	12,505
Class R-5	71,415	4,587	15,155	989		(321,313)	(20,931)	(234,743)	(15,355)
Class R-6	1,608,097	103,988	122,025	7,986		(327,987)	(21,125)	1,402,135	90,849
Total net increase (decrease)	$2,811,411	182,430	$251,223	16,507		$(1,337,307)	(87,076)	$1,725,327	111,861

Year ended October 31, 2017

Class A	$272,191	19,713	$36,364	2,835		$(206,641)	(15,025)	$101,914	7,523
Class B3	5	1	2	—	[2]	(130)	(10)	(123)	(9)
Class C	30,001	2,204	1,556	123		(11,299)	(830)	20,258	1,497
Class T4	10	1	—	—		—	—	10	1
Class F-1	24,589	1,797	291	22		(2,230)	(160)	22,650	1,659
Class F-2	10,416	744	211	17		(3,775)	(275)	6,852	486
Class F-3[5]	1,095	78	—	—		(50)	(3)	1,045	75
Class R-1	4,623	342	452	36		(6,834)	(506)	(1,759)	(128)
Class R-2	271,743	20,081	18,644	1,479		(209,441)	(15,441)	80,946	6,119
Class R-2E	70,637	5,170	1,078	85		(15,306)	(1,108)	56,409	4,147
Class R-3	428,462	31,260	26,463	2,079		(262,315)	(19,019)	192,610	14,320
Class R-4	634,749	45,560	30,397	2,374		(301,191)	(21,406)	363,955	26,528
Class R-5E	73,972	5,398	1,941	152		(8,157)	(581)	67,756	4,969
Class R-5	392,107	28,186	15,459	1,197		(82,785)	(5,891)	324,781	23,492
Class R-6	2,016,787	144,443	77,879	6,051		(391,629)	(27,912)	1,703,037	122,582
Total net increase (decrease)	$4,231,387	304,978	$210,737	16,450		$(1,501,783)	(108,167)	$2,940,341	213,261

See end of tables for footnotes.

American Funds Target Date Retirement Series	51

2035 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$201,087	13,355	$36,427	2,450		$(122,527)	(8,129)	$114,987	7,676
Class C	21,962	1,482	1,802	123		(9,019)	(608)	14,745	997
Class T	—	—	—	—		—	—	—	—
Class F-1	18,252	1,213	1,150	78		(4,850)	(322)	14,552	969
Class F-2	15,820	1,047	599	40		(2,416)	(159)	14,003	928
Class F-3	8,268	554	56	4		(341)	(22)	7,983	536
Class R-1	3,340	227	259	18		(3,562)	(241)	37	4
Class R-2	182,636	12,356	17,848	1,223		(149,033)	(10,117)	51,451	3,462
Class R-2E	70,269	4,731	3,306	225		(17,938)	(1,209)	55,637	3,747
Class R-3	280,646	18,836	27,988	1,900		(209,381)	(14,066)	99,253	6,670
Class R-4	306,888	20,419	36,170	2,439		(219,312)	(14,663)	123,746	8,195
Class R-5E	300,912	20,151	4,644	313		(29,567)	(1,973)	275,989	18,491
Class R-5	86,880	5,732	15,899	1,062		(422,433)	(28,180)	(319,654)	(21,386)
Class R-6	2,181,656	144,888	133,392	8,946		(364,281)	(24,096)	1,950,767	129,738
Total net increase (decrease)	$3,678,616	244,991	$279,540	18,821		$(1,554,660)	(103,785)	$2,403,496	160,027

Year ended October 31, 2017

Class A	$340,059	25,115	$40,745	3,229		$(244,766)	(18,167)	$136,038	10,177
Class B3	13	1	2	—	[2]	(105)	(8)	(90)	(7)
Class C	35,999	2,699	1,946	156		(15,346)	(1,147)	22,599	1,708
Class T4	10	1	—	—		—	—	10	1
Class F-1	38,150	2,843	545	43		(4,906)	(356)	33,789	2,530
Class F-2	15,932	1,159	290	23		(5,196)	(381)	11,026	801
Class F-3[5]	1,721	125	—	—		(17)	(1)	1,704	124
Class R-1	6,492	494	447	36		(11,128)	(846)	(4,189)	(316)
Class R-2	322,076	24,235	22,508	1,814		(251,418)	(18,924)	93,166	7,125
Class R-2E	111,914	8,214	1,469	118		(23,758)	(1,753)	89,625	6,579
Class R-3	485,627	36,281	31,374	2,508		(311,250)	(23,058)	205,751	15,731
Class R-4	712,366	52,311	32,492	2,581		(306,782)	(22,274)	438,076	32,618
Class R-5E	79,385	5,868	2,147	171		(8,082)	(587)	73,450	5,452
Class R-5	457,666	33,474	18,026	1,419		(97,076)	(6,994)	378,616	27,899
Class R-6	2,070,748	151,474	80,163	6,337		(406,350)	(29,646)	1,744,561	128,165
Total net increase (decrease)	$4,678,158	344,294	$232,154	18,435		$(1,686,180)	(124,142)	$3,224,132	238,587

52	American Funds Target Date Retirement Series

2030 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$304,231	20,831	$49,458	3,425	$(164,721)	(11,274)	$188,968	12,982
Class C	25,835	1,799	2,315	163	(10,871)	(759)	17,279	1,203
Class T	—	—	—	—	—	—	—	—
Class F-1	17,251	1,188	1,469	102	(5,932)	(410)	12,788	880
Class F-2	25,095	1,720	1,326	92	(8,052)	(548)	18,369	1,264
Class F-3	3,185	217	121	8	(688)	(47)	2,618	178
Class R-1	5,334	369	443	31	(4,737)	(331)	1,040	69
Class R-2	188,538	13,161	20,687	1,459	(164,880)	(11,539)	44,345	3,081
Class R-2E	81,718	5,674	3,742	263	(19,461)	(1,349)	65,999	4,588
Class R-3	316,450	21,923	38,275	2,675	(255,058)	(17,667)	99,667	6,931
Class R-4	407,865	27,975	50,773	3,526	(307,501)	(21,198)	151,137	10,303
Class R-5E	389,049	26,901	5,984	416	(46,715)	(3,215)	348,318	24,102
Class R-5	107,705	7,328	19,906	1,370	(484,443)	(33,198)	(356,832)	(24,500)
Class R-6	2,368,046	161,943	179,511	12,406	(475,703)	(32,456)	2,071,854	141,893
Total net increase (decrease)	$4,240,302	291,029	$374,010	25,936	$(1,948,762)	(133,991)	$2,665,550	182,974

Year ended October 31, 2017

Class A	$465,876	34,859	$53,602	4,274	$(328,490)	(24,630)	$190,988	14,503
Class B3	11	1	7	1	(470)	(37)	(452)	(35)
Class C	46,445	3,537	2,451	197	(19,797)	(1,501)	29,099	2,233
Class T4	10	1	—	—	—	—	10	1
Class F-1	46,307	3,496	770	62	(7,364)	(546)	39,713	3,012
Class F-2	31,268	2,332	676	54	(9,086)	(670)	22,858	1,716
Class F-3[5]	4,289	309	—	—	(60)	(4)	4,229	305
Class R-1	6,898	527	735	59	(12,134)	(924)	(4,501)	(338)
Class R-2	372,069	28,422	25,641	2,080	(307,453)	(23,486)	90,257	7,016
Class R-2E	124,059	9,330	1,615	130	(31,007)	(2,323)	94,667	7,137
Class R-3	633,079	47,817	41,039	3,299	(417,052)	(31,347)	257,066	19,769
Class R-4	920,179	68,557	45,192	3,613	(411,963)	(30,494)	553,408	41,676
Class R-5E	112,356	8,455	2,665	213	(11,100)	(830)	103,921	7,838
Class R-5	562,555	41,868	21,537	1,707	(125,455)	(9,225)	458,637	34,350
Class R-6	2,872,781	213,209	114,286	9,092	(601,354)	(44,442)	2,385,713	177,859
Total net increase (decrease)	$6,198,182	462,720	$310,216	24,781	$(2,282,785)	(170,459)	$4,225,613	317,042

See end of tables for footnotes.

American Funds Target Date Retirement Series	53

2025 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$326,378	24,035	$51,133	3,802		$(199,835)	(14,720)	$177,676	13,117
Class C	24,535	1,838	2,455	185		(15,105)	(1,133)	11,885	890
Class T	—	—	—	—		—	—	—	—
Class F-1	14,032	1,040	1,031	77		(5,460)	(405)	9,603	712
Class F-2	32,492	2,394	1,490	111		(9,361)	(687)	24,621	1,818
Class F-3	5,044	372	317	24		(622)	(46)	4,739	350
Class R-1	3,888	291	400	30		(3,402)	(255)	886	66
Class R-2	183,372	13,772	19,355	1,464		(183,657)	(13,820)	19,070	1,416
Class R-2E	84,574	6,310	4,904	369		(22,610)	(1,692)	66,868	4,987
Class R-3	314,536	23,418	34,636	2,598		(261,666)	(19,493)	87,506	6,523
Class R-4	393,718	29,085	45,094	3,360		(264,496)	(19,590)	174,316	12,855
Class R-5E	452,284	33,612	5,149	384		(52,983)	(3,908)	404,450	30,088
Class R-5	92,575	6,778	18,063	1,334		(480,023)	(35,247)	(369,385)	(27,135)
Class R-6	2,613,246	191,852	154,317	11,431		(504,172)	(37,022)	2,263,391	166,261
Total net increase (decrease)	$4,540,674	334,797	$338,344	25,169		$(2,003,392)	(148,018)	$2,875,626	211,948

Year ended October 31, 2017

Class A	$510,370	40,351	$54,082	4,511		$(369,372)	(29,270)	$195,080	15,592
Class B3	26	2	2	—	[2]	(208)	(17)	(180)	(15)
Class C	49,068	3,947	2,631	222		(22,713)	(1,820)	28,986	2,349
Class T4	10	1	—	—		—	—	10	1
Class F-1	32,879	2,642	661	56		(6,934)	(548)	26,606	2,150
Class F-2	41,608	3,271	858	72		(17,647)	(1,389)	24,819	1,954
Class F-3[5]	10,204	807	—	—		(523)	(40)	9,681	767
Class R-1	6,476	521	526	44		(7,501)	(608)	(499)	(43)
Class R-2	357,826	28,877	22,629	1,919		(282,126)	(22,749)	98,329	8,047
Class R-2E	167,484	13,179	1,740	147		(27,632)	(2,187)	141,592	11,139
Class R-3	622,984	49,737	35,936	3,022		(424,350)	(33,706)	234,570	19,053
Class R-4	915,034	72,122	38,022	3,176		(434,020)	(34,007)	519,036	41,291
Class R-5E	83,585	6,575	2,832	237		(13,846)	(1,086)	72,571	5,726
Class R-5	548,603	43,063	19,903	1,650		(145,636)	(11,359)	422,870	33,354
Class R-6	2,535,046	198,637	87,019	7,234		(603,111)	(47,137)	2,018,954	158,734
Total net increase (decrease)	$5,881,203	463,732	$266,841	22,290		$(2,355,619)	(185,923)	$3,792,425	300,099

54	American Funds Target Date Retirement Series

2020 Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$252,664	19,964		$49,424	3,932		$(219,198)	(17,315)	$82,890	6,581
Class C	18,559	1,490		2,231	180		(13,841)	(1,112)	6,949	558
Class T	—	—		—	—		—	—	—	—
Class F-1	12,529	994		972	78		(7,737)	(615)	5,764	457
Class F-2	23,305	1,846		1,414	113		(9,199)	(732)	15,520	1,227
Class F-3	4,002	318		38	3		(398)	(32)	3,642	289
Class R-1	2,200	177		294	24		(2,521)	(202)	(27)	(1)
Class R-2	124,352	9,988		14,170	1,144		(139,094)	(11,189)	(572)	(57)
Class R-2E	56,415	4,516		2,939	237		(27,783)	(2,231)	31,571	2,522
Class R-3	226,324	18,057		30,202	2,420		(246,553)	(19,660)	9,973	817
Class R-4	344,036	27,203		43,915	3,499		(294,536)	(23,372)	93,415	7,330
Class R-5E	387,203	30,840		4,986	398		(62,622)	(4,957)	329,567	26,281
Class R-5	71,222	5,587		15,699	1,242		(350,589)	(27,485)	(263,668)	(20,656)
Class R-6	1,729,270	136,048		138,201	10,959		(569,122)	(44,792)	1,298,349	102,215
Total net increase (decrease)	$3,252,081	257,028		$304,485	24,229		$(1,943,193)	(153,694)	$1,613,373	127,563

Year ended October 31, 2017

Class A	$466,233	38,761		$50,297	4,385		$(396,393)	(33,067)	$120,137	10,079
Class B3	4	—	[2]	2	—	[2]	(230)	(19)	(224)	(19)
Class C	44,622	3,789		2,178	192		(21,410)	(1,805)	25,390	2,176
Class T4	10	1		—	—		—	—	10	1
Class F-1	30,322	2,564		608	53		(9,734)	(817)	21,196	1,800
Class F-2	30,135	2,490		754	66		(10,410)	(861)	20,479	1,695
Class F-3[5]	1,374	112		—	—		(122)	(10)	1,252	102
Class R-1	4,723	399		433	38		(8,374)	(710)	(3,218)	(273)
Class R-2	236,566	20,073		16,466	1,457		(264,717)	(22,459)	(11,685)	(929)
Class R-2E	107,248	8,992		1,237	109		(36,055)	(3,032)	72,430	6,069
Class R-3	516,837	43,463		31,342	2,754		(443,609)	(37,207)	104,570	9,010
Class R-4	855,643	71,164		36,012	3,145		(484,545)	(40,182)	407,110	34,127
Class R-5E	89,409	7,449		2,908	255		(18,850)	(1,562)	73,467	6,142
Class R-5	416,209	34,466		16,640	1,443		(157,282)	(12,930)	275,567	22,979
Class R-6	2,344,682	193,920		85,060	7,397		(681,261)	(56,191)	1,748,481	145,126
Total net increase (decrease)	$5,144,017	427,643		$243,937	21,294		$(2,532,992)	(210,852)	$2,854,962	238,085

See end of tables for footnotes.

American Funds Target Date Retirement Series	55

2015 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$81,735	7,007		$27,104		2,337		$(117,726)	(10,091)	$(8,887)	(747)
Class C	5,702	497		920		80		(4,960)	(432)	1,662	145
Class T	—	—		—		—		—	—	—	—
Class F-1	1,899	164		367		32		(2,223)	(192)	43	4
Class F-2	5,715	492		543		47		(3,138)	(269)	3,120	270
Class F-3	2,554	221		2		—	[2]	(37)	(3)	2,519	218
Class R-1	715	63		206		18		(1,716)	(150)	(795)	(69)
Class R-2	41,056	3,575		6,056		529		(58,275)	(5,090)	(11,163)	(986)
Class R-2E	30,493	2,648		1,756		154		(10,529)	(920)	21,720	1,882
Class R-3	88,665	7,685		12,869		1,117		(112,717)	(9,760)	(11,183)	(958)
Class R-4	97,870	8,399		14,492		1,251		(114,945)	(9,886)	(2,583)	(236)
Class R-5E	175,287	15,152		1,706		148		(38,808)	(3,346)	138,185	11,954
Class R-5	18,959	1,615		5,233		448		(123,422)	(10,479)	(99,230)	(8,416)
Class R-6	687,907	58,737		50,397		4,341		(288,929)	(24,688)	449,375	38,390
Total net increase (decrease)	$1,238,557	106,255		$121,651		10,502		$(877,425)	(75,306)	$482,783	41,451

Year ended October 31, 2017

Class A	$180,425	16,087		$28,625		2,662		$(232,505)	(20,811)	$(23,455)	(2,062)
Class B3	3	—	[2]	—	[2]	—	[2]	(35)	(3)	(32)	(3)
Class C	12,308	1,116		954		90		(10,589)	(954)	2,673	252
Class T4	10	1		—		—		—	—	10	1
Class F-1	10,402	944		287		27		(4,280)	(381)	6,409	590
Class F-2	10,683	953		411		38		(5,981)	(530)	5,113	461
Class F-3[5]	91	8		—		—		— [2]	— [2]	91	8
Class R-1	2,022	182		268		25		(4,526)	(412)	(2,236)	(205)
Class R-2	87,635	7,976		6,993		660		(126,357)	(11,506)	(31,729)	(2,870)
Class R-2E	67,826	6,136		849		80		(35,383)	(3,204)	33,292	3,012
Class R-3	201,884	18,224		13,644		1,277		(218,833)	(19,714)	(3,305)	(213)
Class R-4	278,085	24,782		12,602		1,173		(215,488)	(19,164)	75,199	6,791
Class R-5E	27,243	2,440		1,012		95		(8,278)	(740)	19,977	1,795
Class R-5	132,695	11,790		6,320		585		(77,168)	(6,838)	61,847	5,537
Class R-6	833,884	73,988		30,665		2,847		(350,737)	(31,052)	513,812	45,783
Total net increase (decrease)	$1,845,196	164,627		$102,630		9,559		$(1,290,160)	(115,309)	$657,666	58,877

56	American Funds Target Date Retirement Series

2010 Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$44,386	4,044	$14,418		1,321		$(74,136)	(6,755)	$(15,332)	(1,390)
Class C	3,984	370	455		42		(2,600)	(241)	1,839	171
Class T	—	—	—		—		—	—	—	—
Class F-1	2,881	265	209		19		(1,026)	(95)	2,064	189
Class F-2	3,597	328	243		22		(1,546)	(141)	2,294	209
Class F-3	1,246	114	13		1		(85)	(7)	1,174	108
Class R-1	390	36	52		5		(643)	(60)	(201)	(19)
Class R-2	18,470	1,710	2,131		197		(26,914)	(2,493)	(6,313)	(586)
Class R-2E	11,064	1,023	942		87		(6,447)	(593)	5,559	517
Class R-3	56,313	5,188	6,241		576		(49,657)	(4,565)	12,897	1,199
Class R-4	53,340	4,874	8,700		799		(66,536)	(6,089)	(4,496)	(416)
Class R-5E	66,165	6,078	1,258		115		(22,976)	(2,114)	44,447	4,079
Class R-5	16,829	1,522	3,761		343		(109,092)	(9,860)	(88,502)	(7,995)
Class R-6	481,729	43,812	31,975		2,926		(206,845)	(18,858)	306,859	27,880
Total net increase (decrease)	$760,394	69,364	$70,398		6,453		$(568,503)	(51,871)	$262,289	23,946

Year ended October 31, 2017

Class A	$94,537	8,956	$14,761		1,452		$(121,603)	(11,545)	$(12,305)	(1,137)
Class B3	—	—	—	[2]	—	[2]	(18)	(2)	(18)	(2)
Class C	6,684	643	465		46		(4,935)	(473)	2,214	216
Class T4	10	1	—		—		—	—	10	1
Class F-1	6,389	612	133		13		(1,862)	(178)	4,660	447
Class F-2	4,150	388	152		15		(1,787)	(169)	2,515	234
Class F-3[5]	348	33	—		—		(28)	(3)	320	30
Class R-1	850	82	87		8		(2,885)	(274)	(1,948)	(184)
Class R-2	41,361	3,983	2,510		249		(57,579)	(5,532)	(13,708)	(1,300)
Class R-2E	37,984	3,612	403		40		(14,730)	(1,402)	23,657	2,250
Class R-3	133,776	12,760	6,423		634		(129,978)	(12,355)	10,221	1,039
Class R-4	151,363	14,352	8,091		797		(130,543)	(12,348)	28,911	2,801
Class R-5E	16,988	1,613	950		94		(7,460)	(708)	10,478	999
Class R-5	143,586	13,497	3,748		367		(71,570)	(6,695)	75,764	7,169
Class R-6	619,845	58,262	18,624		1,828		(250,972)	(23,587)	387,497	36,503
Total net increase (decrease)	$1,257,871	118,794	$56,347		5,543		$(795,950)	(75,271)	$518,268	49,066

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B shares were fully liquidated on May 5, 2017.
[4]	Class T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Target Date Retirement Series	57

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$12.20	$.08	$.40	$.48	$(.08)	$(.11)	$(.19)	$12.49	3.97%[8]		$108		.41%[9]		.41%[9]		.81%[9]		1.32%[9]
10/31/17	10.27	.13	2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55		78		.40		.36		.76		1.19
10/31/16	9.97	.13	.24	.37	(.07)	— [10]	(.07)	10.27	3.79		38		.58		.35		.76		1.35
10/31/15[6,11]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[8]		8		1.11	[9]	.42	[9]	.83	[9]	.80	[9]
Class C:
4/30/18[6,7]	12.05	.03	.41	.44	(.02)	(.11)	(.13)	12.36	3.61	[8]	18		1.16	[9]	1.16	[9]	1.56	[9]	.56	[9]
10/31/17	10.18	.04	2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63		13		1.20		1.16		1.56		.36
10/31/16	9.93	.04	.25	.29	(.04)	— [10]	(.04)	10.18	2.98		5		1.32		1.15		1.56		.38
10/31/15[6,11]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[8]		1		1.83	[9]	1.11	[9]	1.52	[9]	.15	[9]
Class T:
4/30/18[6,7]	12.22	.10	.40	.50	(.10)	(.11)	(.21)	12.51	4.11	[8,12]	—	[13]	.19	[9,12]	.19	[9,12]	.59	[9,12]	1.60	[9,12]
10/31/17[6,14]	10.94	.06	1.22	1.28	—	—	—	12.22	11.70	[8,12]	—	[13]	.18	[9,12]	.14	[9,12]	.54	[9,12]	.95	[9,12]
Class F-1:
4/30/18[6,7]	12.21	.08	.41	.49	(.08)	(.11)	(.19)	12.51	4.03	[8]	3		.42	[9]	.42	[9]	.82	[9]	1.22	[9]
10/31/17	10.29	.12	2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55		1		.45		.41		.81		1.02
10/31/16	9.98	.12	.25	.37	(.06)	— [10]	(.06)	10.29	3.77		—	[13]	.41		.34		.75		1.14
10/31/15[6,11]	10.00	.04	(.06)	(.02)	—	—	—	9.98	(.20)[8,12]		—	[13]	1.06	[9,12]	.25	[9,12]	.66	[9,12]	.74	[9,12]
Class F-2:
4/30/18[6,7]	12.25	.09	.42	.51	(.11)	(.11)	(.22)	12.54	4.14	[8]	4		.16	[9]	.16	[9]	.56	[9]	1.49	[9]
10/31/17	10.30	.15	2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82		2		.19		.15		.55		1.33
10/31/16	9.98	.18	.22	.40	(.08)	— [10]	(.08)	10.30	4.03		1		.44		.15		.56		1.80
10/31/15[6,11]	10.00	.07	(.09)	(.02)	—	—	—	9.98	(.20)[8]		—	[13]	.90	[9]	.17	[9]	.58	[9]	1.17	[9]
Class F-3:
4/30/18[6,7]	12.23	.11	.39	.50	(.11)	(.11)	(.22)	12.51	4.11	[8]	7		.07	[9]	.07	[9]	.47	[9]	1.70	[9]
10/31/17[6,15]	10.65	.09	1.49	1.58	—	—	—	12.23	14.84	[8]	6		.06	[9]	.02	[9]	.42	[9]	1.06	[9]
Class R-1:
4/30/18[6,7]	12.10	.03	.41	.44	(.02)	(.11)	(.13)	12.41	3.61	[8]	1		1.13	[9]	1.13	[9]	1.53	[9]	.53	[9]
10/31/17	10.21	.04	2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68		1		1.17		1.14		1.54		.32
10/31/16	9.97	.04	.26	.30	(.06)	— [10]	(.06)	10.21	3.06	[12]	—	[13]	1.28	[12]	1.08	[12]	1.49	[12]	.43	[12]
10/31/15[6,11]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[8,12]		—	[13]	1.15	[9,12]	.46	[9,12]	.87	[9,12]	.84	[9,12]
Class R-2:
4/30/18[6,7]	12.06	.04	.39	.43	(.02)	(.11)	(.13)	12.36	3.57	[8]	78		1.18	[9]	1.18	[9]	1.58	[9]	.57	[9]
10/31/17	10.18	.04	2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71		58		1.19		1.15		1.55		.36
10/31/16	9.93	.03	.27	.30	(.05)	— [10]	(.05)	10.18	3.03		21		1.32		1.15		1.56		.29
10/31/15[6,11]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[8]		4		1.69	[9]	1.06	[9]	1.47	[9]	.25	[9]
Class R-2E:
4/30/18[6,7]	12.14	.05	.41	.46	(.07)	(.11)	(.18)	12.42	3.75	[8]	10		.88	[9]	.88	[9]	1.28	[9]	.78	[9]
10/31/17	10.25	.06	2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94		5		.85		.82		1.22		.52
10/31/16	9.98	.05	.29	.34	(.07)	— [10]	(.07)	10.25	3.47		—	[13]	.93		.82		1.23		.53
10/31/15[6,11]	10.00	.05	(.07)	(.02)	—	—	—	9.98	(.20)[8,12]		—	[13]	1.18	[9,12]	.28	[9,12]	.69	[9,12]	.81	[9,12]
Class R-3:
4/30/18[6,7]	12.15	.06	.40	.46	(.06)	(.11)	(.17)	12.44	3.77	[8]	71		.73	[9]	.73	[9]	1.13	[9]	1.01	[9]
10/31/17	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25		49		.74		.70		1.10		.79
10/31/16	9.95	.07	.27	.34	(.06)	— [10]	(.06)	10.23	3.44		19		.90		.72		1.13		.69
10/31/15[6,11]	10.00	.03	(.08)	(.05)	—	—	—	9.95	(.50)[8]		4		1.17	[9]	.67	[9]	1.08	[9]	.45	[9]
Class R-4:
4/30/18[6,7]	12.20	.08	.41	.49	(.09)	(.11)	(.20)	12.49	3.98	[8]	83		.42	[9]	.42	[9]	.82	[9]	1.30	[9]
10/31/17	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57		57		.43		.40		.80		1.04
10/31/16	9.97	.10	.27	.37	(.07)	— [10]	(.07)	10.27	3.73		16		.55		.40		.81		1.02
10/31/15[6,11]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[8]		3		.94	[9]	.39	[9]	.80	[9]	.91	[9]

58	American Funds Target Date Retirement Series

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5E:
4/30/18[6,7]	$12.22	$.09	$.41	$.50	$(.11)	$(.11)	$(.22)	$12.50	4.05%[8]		$16	.21%[9]		.21%[9]		.61%[9]		1.44%[9]
10/31/17	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79		7	.22		.19		.59		1.13
10/31/16[6,16]	10.02	.10	.24	.34	(.08)	— [10]	(.08)	10.28	3.41	[8]	1	.24	[9]	.21	[9]	.62	[9]	1.01	[9]
Class R-5:
4/30/18[6,7]	12.26	.10	.41	.51	(.11)	(.11)	(.22)	12.55	4.13	[8]	30	.13	[9]	.13	[9]	.53	[9]	1.59	[9]
10/31/17	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90		47	.13		.09		.49		1.25
10/31/16	9.99	.12	.27	.39	(.07)	— [10]	(.07)	10.31	4.02		8	.23		.10		.51		1.22
10/31/15[6,11]	10.00	.06	(.07)	(.01)	—	—	—	9.99	(.10)[8]		1	.74	[9]	.11	[9]	.52	[9]	1.09	[9]
Class R-6:
4/30/18[6,7]	12.27	.10	.41	.51	(.11)	(.11)	(.22)	12.56	4.19	[8]	362	.07	[9]	.07	[9]	.47	[9]	1.67	[9]
10/31/17	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90		186	.08		.05		.45		1.29
10/31/16	9.99	.13	.28	.41	(.08)	— [10]	(.08)	10.32	4.13		25	.20		.05		.46		1.32
10/31/15[6,11]	10.00	.07	(.08)	(.01)	—	—	—	9.99	(.10)[8]		5	.52	[9]	.05	[9]	.46	[9]	1.26	[9]

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of expenses to average net		Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		assets before waivers/ reimburse- ments[4]		assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$18.66	$.14	$.60	$.74	$(.14)	$(.27)	$(.41)	$18.99	3.98%[8]		$416		.33%[9]		.33%[9]		.73%[9]		1.43%[9]
10/31/17	15.82	.22	3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70		369		.34		.34		.74		1.28
10/31/16	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
10/31/15	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23
10/31/14	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78		.49		.35		.75		1.54
Class C:
4/30/18[6,7]	18.32	.06	.60	.66	(.02)	(.27)	(.29)	18.69	3.61	[8]	40		1.12	[9]	1.12	[9]	1.52	[9]	.63	[9]
10/31/17	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.13		1.53		.45
10/31/16	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
10/31/15	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/14[6,17]	15.17	.02	.77	.79	—	—	—	15.96	5.21	[8]	2		1.22	[9]	1.12	[9]	1.52	[9]	.15	[9]
Class T:
4/30/18[6,7]	18.68	.16	.60	.76	(.17)	(.27)	(.44)	19.00	4.11	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.55	[9,12]	1.64	[9,12]
10/31/17[6,14]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	.95	[9,12]
Class F-1:
4/30/18[6,7]	18.58	.12	.62	.74	(.15)	(.27)	(.42)	18.90	4.00	[8]	14		.38	[9]	.38	[9]	.78	[9]	1.32	[9]
10/31/17	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.37		.77		.98
10/31/16	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
10/31/15	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[13]	.50		.40		.81		1.04
10/31/14[6,17]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[8,12]	—	[13]	.43	[9,12]	.33	[9,12]	.73	[9,12]	1.02	[9,12]
Class F-2:
4/30/18[6,7]	18.69	.15	.61	.76	(.18)	(.27)	(.45)	19.00	4.09	[8]	7		.12	[9]	.12	[9]	.52	[9]	1.60	[9]
10/31/17	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.12		.52		1.40
10/31/16	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
10/31/15	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/14[6,17]	15.17	.16	.73	.89	—	—	—	16.06	5.87	[8]	—	[13]	.30	[9]	.20	[9]	.60	[9]	1.46	[9]
Class F-3:
4/30/18[6,7]	18.70	.18	.60	.78	(.19)	(.27)	(.46)	19.02	4.20	[8]	4		.02	[9]	.02	[9]	.42	[9]	1.87	[9]
10/31/17[6,15]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79	[8]	1		.02	[9]	.02	[9]	.42	[9]	.45	[9]
Class R-1:
4/30/18[6,7]	18.25	.06	.60	.66	(.01)	(.27)	(.28)	18.63	3.61	[8]	3		1.15	[9]	1.15	[9]	1.55	[9]	.60	[9]
10/31/17	15.49	.08	3.05	3.13	— [10]	(.37)	(.37)	18.25	20.63		2		1.15		1.15		1.55		.46
10/31/16	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
10/31/15	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/14	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
Class R-2:
4/30/18[6,7]	18.25	.06	.60	.66	(.02)	(.27)	(.29)	18.62	3.63	[8]	295		1.14	[9]	1.14	[9]	1.54	[9]	.65	[9]
10/31/17	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.12		1.52		.48
10/31/16	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
10/31/15	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51
10/31/14	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85		54		1.20		1.06		1.46		.85
Class R-2E:
4/30/18[6,7]	18.44	.08	.61	.69	(.11)	(.27)	(.38)	18.75	3.73	[8]	35		.83	[9]	.83	[9]	1.23	[9]	.88	[9]
10/31/17	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22		.81		.81		1.21		.51
10/31/16	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43
10/31/15	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[12]	—	[13]	.64	[12]	.54	[12]	.95	[12]	.71	[12]
10/31/14[6,18]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.25	[8,12]

60	American Funds Target Date Retirement Series

2055 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of expenses to average net		Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	assets before waivers/ reimburse- ments[4]		assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$18.46	$.10	$.60	$.70	$(.09)	$(.27)	$(.36)	$18.80	3.80%[8]		$351	.68%[9]		.68%[9]		1.08%[9]		1.07%[9]
10/31/17	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27		304	.67		.67		1.07		.92
10/31/16	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187	.73		.71		1.12		.83
10/31/15	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121	.82		.72		1.13		.86
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78	.85		.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30		47	.85		.71		1.11		1.17
Class R-4:
4/30/18[6,7]	18.62	.13	.61	.74	(.14)	(.27)	(.41)	18.95	3.97	[8]	407	.38	[9]	.38	[9]	.78	[9]	1.36	[9]
10/31/17	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60		353	.36		.36		.76		1.16
10/31/16	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183	.41		.40		.81		1.13
10/31/15	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100	.51		.41		.82		1.15
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49	.53		.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62		25	.53		.39		.79		1.48
Class R-5E:
4/30/18[6,7]	18.63	.15	.61	.76	(.18)	(.27)	(.45)	18.94	4.09	[8]	97	.16	[9]	.16	[9]	.56	[9]	1.57	[9]
10/31/17	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85		40	.16		.16		.56		1.33
10/31/16[6,16]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[8]	10	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/18[6,7]	18.81	.16	.61	.77	(.18)	(.27)	(.45)	19.13	4.13	[8]	186	.08	[9]	.08	[9]	.48	[9]	1.69	[9]
10/31/17	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02		228	.07		.07		.47		1.41
10/31/16	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87	.10		.09		.50		1.41
10/31/15	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34		46	.21		.11		.52		1.40
10/31/14	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10		21	.23		.13		.53		1.49
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09		17	.22		.08		.48		1.80
Class R-6:
4/30/18[6,7]	18.83	.16	.62	.78	(.19)	(.27)	(.46)	19.15	4.17	[8]	1,365	.03	[9]	.03	[9]	.43	[9]	1.70	[9]
10/31/17	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04		822	.02		.02		.42		1.47
10/31/16	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255	.05		.04		.45		1.51
10/31/15	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37		115	.16		.06		.47		1.40
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20		35	.16		.06		.46		1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11		7	.17		.04		.44		1.66

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$15.02	$.11	$.49	$.60	$(.12)	$(.24)	$(.36)	$15.26	3.99%[8]		$857		.33%[9]		.33%[9]		.73%[9]		1.43%[9]
10/31/17	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66		773		.34		.34		.74		1.29
10/31/16	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
10/31/15	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12		481		.45		.35		.76		1.28
10/31/14	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		308		.47		.37		.77		1.61
Class C:
4/30/18[6,7]	14.71	.05	.47	.52	(.02)	(.24)	(.26)	14.97	3.55	[8]	63		1.12	[9]	1.12	[9]	1.52	[9]	.64	[9]
10/31/17	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
10/31/16	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
10/31/15	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37
10/31/14[6,17]	12.40	.01	.64	.65	—	—	—	13.05	5.24	[8]	3		1.21	[9]	1.11	[9]	1.51	[9]	.14	[9]
Class T:
4/30/18[6,7]	15.04	.13	.48	.61	(.15)	(.24)	(.39)	15.26	4.05	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.55	[9,12]	1.65	[9,12]
10/31/17[6,14]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	.95	[9,12]
Class F-1:
4/30/18[6,7]	14.94	.10	.49	.59	(.12)	(.24)	(.36)	15.17	3.97	[8]	20		.38	[9]	.38	[9]	.78	[9]	1.34	[9]
10/31/17	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
10/31/16	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
10/31/15	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05
10/31/14[6,17]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[8,12]	—	[13]	.45	[9,12]	.35	[9,12]	.75	[9,12]	1.01	[9,12]
Class F-2:
4/30/18[6,7]	15.03	.12	.49	.61	(.15)	(.24)	(.39)	15.25	4.08	[8]	20		.11	[9]	.11	[9]	.51	[9]	1.64	[9]
10/31/17	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
10/31/16	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
10/31/15	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30
10/31/14[6,17]	12.40	.11	.62	.73	—	—	—	13.13	5.89	[8]	—	[13]	.24	[9]	.14	[9]	.54	[9]	1.26	[9]
Class F-3:
4/30/18[6,7]	15.05	.12	.51	.63	(.16)	(.24)	(.40)	15.28	4.21	[8]	2		.02	[9]	.02	[9]	.42	[9]	1.57	[9]
10/31/17[6,15]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[8]	—	[13]	.02	[9]	.01	[9]	.41	[9]	1.09	[9]
Class R-1:
4/30/18[6,7]	14.67	.05	.48	.53	(.01)	(.24)	(.25)	14.95	3.58	[8]	11		1.14	[9]	1.14	[9]	1.54	[9]	.63	[9]
10/31/17	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
10/31/16	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
10/31/15	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52
10/31/14	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		5		1.26		1.16		1.56		.79
Class R-2:
4/30/18[6,7]	14.68	.05	.48	.53	(.02)	(.24)	(.26)	14.95	3.59	[8]	498		1.13	[9]	1.13	[9]	1.53	[9]	.66	[9]
10/31/17	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
10/31/16	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
10/31/15	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39		278		1.15		1.05		1.46		.58
10/31/14	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09		242		1.18		1.08		1.48		.57
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79		200		1.15		1.05		1.45		.93
Class R-2E:
4/30/18[6,7]	14.81	.07	.49	.56	(.09)	(.24)	(.33)	15.04	3.76	[8]	81		.82	[9]	.82	[9]	1.22	[9]	.88	[9]
10/31/17	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54		.80		.80		1.20		.55
10/31/16	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42
10/31/15	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96		—	[13]	.79		.69		1.10		.67
10/31/14[6,18]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.26	[8,12]

62	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$14.84	$.08	$.49	$.57	$(.08)	$(.24)	$(.32)	$15.09	3.83%[8]		$720	.68%[9]		.68%[9]		1.08%[9]		1.09%[9]
10/31/17	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24		650	.66		.66		1.06		.94
10/31/16	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441	.71		.70		1.11		.87
10/31/15	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82		340	.79		.69		1.10		.89
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36		238	.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33		182	.80		.70		1.10		1.27
Class R-4:
4/30/18[6,7]	14.98	.11	.49	.60	(.12)	(.24)	(.36)	15.22	4.00	[8]	834	.37	[9]	.37	[9]	.77	[9]	1.39	[9]
10/31/17	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64		747	.36		.36		.76		1.19
10/31/16	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417	.40		.38		.79		1.15
10/31/15	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265	.47		.37		.78		1.22
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167	.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63		112	.48		.38		.78		1.56
Class R-5E:
4/30/18[6,7]	14.99	.11	.50	.61	(.15)	(.24)	(.39)	15.21	4.07	[8]	168	.15	[9]	.15	[9]	.55	[9]	1.49	[9]
10/31/17	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89		80	.15		.15		.55		1.35
10/31/16[6,16]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[8]	26	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/18[6,7]	15.14	.13	.50	.63	(.16)	(.24)	(.40)	15.37	4.13	[8]	360	.08	[9]	.08	[9]	.48	[9]	1.74	[9]
10/31/17	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96		487	.06		.06		.46		1.45
10/31/16	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216	.09		.08		.49		1.44
10/31/15	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37		130	.18		.08		.49		1.49
10/31/14	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12		85	.18		.08		.48		1.51
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09		50	.17		.07		.47		1.83
Class R-6:
4/30/18[6,7]	15.10	.13	.50	.63	(.16)	(.24)	(.40)	15.33	4.19	[8]	2,956	.02	[9]	.02	[9]	.42	[9]	1.71	[9]
10/31/17	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98		2,004	.02		.02		.42		1.49
10/31/16	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781	.04		.02		.43		1.50
10/31/15	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41		394	.13		.03		.44		1.46
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19		160	.13		.03		.43		1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08		37	.13		.03		.43		1.81

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$15.34	$.11	$.48	$.59	$(.12)	$(.23)	$(.35)	$15.58	3.92%[8]		$990		.33%[9]		.33%[9]		.73%[9]		1.48%[9]
10/31/17	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46		908		.33		.33		.73		1.31
10/31/16	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
10/31/15	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28
10/31/14	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
Class C:
4/30/18[6,7]	15.04	.05	.47	.52	(.03)	(.23)	(.26)	15.30	3.48	[8]	71		1.11	[9]	1.11	[9]	1.51	[9]	.69	[9]
10/31/17	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
10/31/16	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
10/31/15	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/14[6,17]	12.64	.02	.64	.66	—	—	—	13.30	5.22	[8]	4		1.21	[9]	1.11	[9]	1.51	[9]	.20	[9]
Class T:
4/30/18[6,7]	15.36	.13	.47	.60	(.15)	(.23)	(.38)	15.58	3.99	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	1.69	[9,12]
10/31/17[6,14]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	.98	[9,12]
Class F-1:
4/30/18[6,7]	15.27	.11	.47	.58	(.13)	(.23)	(.36)	15.49	3.84	[8]	23		.38	[9]	.38	[9]	.78	[9]	1.38	[9]
10/31/17	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
10/31/16	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
10/31/15	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/14[6,17]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[8,12]	—	[13]	.46	[9,12]	.36	[9,12]	.76	[9,12]	.99	[9,12]
Class F-2:
4/30/18[6,7]	15.37	.13	.48	.61	(.16)	(.23)	(.39)	15.59	4.02	[8]	15		.11	[9]	.11	[9]	.51	[9]	1.65	[9]
10/31/17	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
10/31/16	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
10/31/15	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/14[6,17]	12.64	.12	.63	.75	—	—	—	13.39	5.93	[8]	—	[13]	.28	[9]	.18	[9]	.58	[9]	1.37	[9]
Class F-3:
4/30/18[6,7]	15.37	.14	.48	.62	(.17)	(.23)	(.40)	15.59	4.08	[8]	2		.02	[9]	.02	[9]	.42	[9]	1.83	[9]
10/31/17[6,15]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[8]	1		.02	[9]	.01	[9]	.41	[9]	1.14	[9]
Class R-1:
4/30/18[6,7]	15.01	.05	.46	.51	(.02)	(.23)	(.25)	15.27	3.45	[8]	11		1.14	[9]	1.14	[9]	1.54	[9]	.67	[9]
10/31/17	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
10/31/16	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
10/31/15	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/14	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
Class R-2:
4/30/18[6,7]	14.95	.05	.46	.51	(.02)	(.23)	(.25)	15.21	3.46	[8]	671		1.13	[9]	1.13	[9]	1.53	[9]	.70	[9]
10/31/17	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
10/31/16	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
10/31/15	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58
10/31/14	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76		241		1.15		1.05		1.45		.91
Class R-2E:
4/30/18[6,7]	15.14	.07	.48	.55	(.11)	(.23)	(.34)	15.35	3.68	[8]	142		.81	[9]	.81	[9]	1.21	[9]	.96	[9]
10/31/17	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103		.80		.80		1.20		.59
10/31/16	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44
10/31/15	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[13]	.78		.68		1.09		.65
10/31/14[6,18]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.26	[8,12]

64	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$15.15	$.09	$.46	$.55	$(.08)	$(.23)	$(.31)	$15.39	3.69%[8]		$869	.67%[9]		.67%[9]		1.07%[9]		1.14%[9]
10/31/17	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06		794	.66		.66		1.06		.97
10/31/16	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535	.71		.70		1.11		.88
10/31/15	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391	.78		.68		1.09		.94
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304	.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24		224	.80		.70		1.10		1.25
Class R-4:
4/30/18[6,7]	15.31	.11	.47	.58	(.12)	(.23)	(.35)	15.54	3.86	[8]	1,026	.37	[9]	.37	[9]	.77	[9]	1.43	[9]
10/31/17	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42		930	.36		.36		.76		1.21
10/31/16	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522	.39		.38		.79		1.17
10/31/15	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321	.47		.37		.78		1.22
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194	.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63		118	.47		.37		.77		1.57
Class R-5E:
4/30/18[6,7]	15.31	.11	.50	.61	(.16)	(.23)	(.39)	15.53	4.02	[8]	216	.16	[9]	.16	[9]	.56	[9]	1.48	[9]
10/31/17	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67		79	.15		.15		.55		1.39
10/31/16[6,16]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[8]	30	.17	[9]	.17	[9]	.58	[9]	1.06	[9]
Class R-5:
4/30/18[6,7]	15.48	.14	.48	.62	(.16)	(.23)	(.39)	15.71	4.06	[8]	427	.08	[9]	.08	[9]	.48	[9]	1.73	[9]
10/31/17	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82		614	.06		.06		.46		1.47
10/31/16	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255	.09		.08		.49		1.47
10/31/15	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36		165	.18		.08		.49		1.48
10/31/14	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20		103	.17		.07		.47		1.51
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06		59	.17		.07		.47		1.84
Class R-6:
4/30/18[6,7]	15.43	.14	.48	.62	(.17)	(.23)	(.40)	15.65	4.06	[8]	3,659	.02	[9]	.02	[9]	.42	[9]	1.76	[9]
10/31/17	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85		2,392	.01		.01		.41		1.54
10/31/16	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983	.03		.02		.43		1.54
10/31/15	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47		494	.13		.03		.44		1.43
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20		172	.12		.02		.42		1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08		39	.13		.03		.43		1.81

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$15.13	$.12	$.44	$.56	$(.13)	$(.23)	$(.36)	$15.33	3.77%[8]		$1,395		.33%[9]		.33%[9]		.73%[9]		1.54%[9]
10/31/17	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02		1,296		.34		.34		.74		1.36
10/31/16	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
10/31/15	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36
10/31/14	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
10/31/13	10.12	.18	2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		569		.46		.36		.76		1.62
Class C:
4/30/18[6,7]	14.85	.06	.43	.49	(.04)	(.23)	(.27)	15.07	3.34	[8]	89		1.11	[9]	1.11	[9]	1.51	[9]	.75	[9]
10/31/17	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.11		1.51		.54
10/31/16	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
10/31/15	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/14[6,17]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[8]	6		1.21	[9]	1.11	[9]	1.50	[9]	.21	[9]
Class T:
4/30/18[6,7]	15.15	.13	.45	.58	(.17)	(.23)	(.40)	15.33	3.84	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	1.75	[9,12]
10/31/17[6,14]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	1.03	[9,12]
Class F-1:
4/30/18[6,7]	15.07	.11	.44	.55	(.14)	(.23)	(.37)	15.25	3.70	[8]	42		.37	[9]	.37	[9]	.77	[9]	1.46	[9]
10/31/17	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.37		.77		1.11
10/31/16	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
10/31/15	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/14[6,17]	12.64	.09	.63	.72	—	—	—	13.36	5.70	[8]	1		.48	[9]	.38	[9]	.77	[9]	.98	[9]
Class F-2:
4/30/18[6,7]	15.15	.13	.44	.57	(.17)	(.23)	(.40)	15.32	3.81	[8]	24		.11	[9]	.11	[9]	.51	[9]	1.75	[9]
10/31/17	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.11		.51		1.46
10/31/16	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
10/31/15	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/14[6,17]	12.64	.09	.65	.74	—	—	—	13.38	5.85	[8]	—	[13]	.24	[9]	.14	[9]	.53	[9]	1.04	[9]
Class F-3:
4/30/18[6,7]	15.17	.13	.46	.59	(.18)	(.23)	(.41)	15.35	3.93	[8]	2		.02	[9]	.02	[9]	.42	[9]	1.71	[9]
10/31/17[6,15]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[8]	1		.01	[9]	.01	[9]	.41	[9]	1.25	[9]
Class R-1:
4/30/18[6,7]	14.80	.05	.44	.49	(.01)	(.23)	(.24)	15.05	3.34	[8]	18		1.14	[9]	1.14	[9]	1.54	[9]	.73	[9]
10/31/17	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.14		1.54		.60
10/31/16	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
10/31/15	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/14	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14		1.26		1.16		1.56		.84
Class R-2:
4/30/18[6,7]	14.77	.06	.43	.49	(.03)	(.23)	(.26)	15.00	3.35	[8]	866		1.12	[9]	1.12	[9]	1.52	[9]	.76	[9]
10/31/17	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.10		1.50		.59
10/31/16	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
10/31/15	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65
10/31/14	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93		467		1.17		1.07		1.46		.61
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83		384		1.15		1.05		1.45		.93
Class R-2E:
4/30/18[6,7]	14.93	.07	.44	.51	(.10)	(.23)	(.33)	15.11	3.44	[8]	139		.82	[9]	.82	[9]	1.22	[9]	.95	[9]
10/31/17	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94		.80		.80		1.20		.70
10/31/16	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49
10/31/15	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[13]	.82		.72		1.12		.55
10/31/14[6,18]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.43	[8,12]	.27	[8,12]

66	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$14.97	$.09	$.44	$.53	$(.09)	$(.23)	$(.32)	$15.18	3.59%[8]		$1,198	.67%[9]		.67%[9]		1.07%[9]		1.20%[9]
10/31/17	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65		1,117	.65		.65		1.05		1.02
10/31/16	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773	.71		.70		1.11		.94
10/31/15	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606	.78		.68		1.08		.99
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33		464	.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31		368	.79		.69		1.09		1.30
Class R-4:
4/30/18[6,7]	15.10	.11	.44	.55	(.13)	(.23)	(.36)	15.29	3.71	[8]	1,484	.36	[9]	.36	[9]	.76	[9]	1.50	[9]
10/31/17	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99		1,364	.35		.35		.75		1.28
10/31/16	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825	.39		.38		.79		1.23
10/31/15	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531	.47		.37		.77		1.30
10/31/14	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75		331	.47		.37		.76		1.30
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62		232	.47		.37		.77		1.60
Class R-5E:
4/30/18[6,7]	15.11	.11	.46	.57	(.17)	(.23)	(.40)	15.28	3.78	[8]	324	.15	[9]	.15	[9]	.55	[9]	1.48	[9]
10/31/17	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21		131	.14		.14		.54		1.38
10/31/16[6,16]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[8]	48	.16	[9]	.16	[9]	.57	[9]	1.11	[9]
Class R-5:
4/30/18[6,7]	15.27	.14	.44	.58	(.17)	(.23)	(.40)	15.45	3.85	[8]	563	.07	[9]	.07	[9]	.47	[9]	1.82	[9]
10/31/17	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39		791	.06		.06		.46		1.53
10/31/16	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370	.09		.07		.48		1.53
10/31/15	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32		265	.17		.07		.47		1.57
10/31/14	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02		186	.17		.07		.46		1.55
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07		119	.17		.07		.47		1.86
Class R-6:
4/30/18[6,7]	15.22	.14	.45	.59	(.18)	(.23)	(.41)	15.40	3.91	[8]	5,443	.02	[9]	.02	[9]	.42	[9]	1.82	[9]
10/31/17	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43		3,997	.01		.01		.41		1.59
10/31/16	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824	.03		.02		.43		1.58
10/31/15	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36		936	.12		.02		.42		1.55
10/31/14	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17		441	.12		.02		.41		1.40
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09		83	.12		.02		.42		1.80

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$14.79	$.12	$.38	$.50	$(.14)	$(.21)	$(.35)	$14.94	3.41%[8]		$1,634		.34%[9]		.34%[9]		.73%[9]		1.59%[9]
10/31/17	12.75	.19	2.29	2.48	(.13)	(.31)	(.44)	14.79	20.07		1,504		.33		.33		.72		1.40
10/31/16	12.98	.17	.28	.45	(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
10/31/15	13.17	.18	.10	.28	(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39
10/31/14	12.15	.17	1.10	1.27	(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
10/31/13	10.05	.18	2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618		.46		.36		.76		1.68
Class C:
4/30/18[6,7]	14.52	.06	.37	.43	(.05)	(.21)	(.26)	14.69	2.97	[8]	112		1.11	[9]	1.11	[9]	1.50	[9]	.81	[9]
10/31/17	12.54	.08	2.27	2.35	(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.11		1.50		.59
10/31/16	12.82	.06	.29	.35	(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
10/31/15	13.11	.06	.11	.17	(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/14[6,17]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[8]	7		1.21	[9]	1.11	[9]	1.50	[9]	.20	[9]
Class T:
4/30/18[6,7]	14.81	.14	.38	.52	(.17)	(.21)	(.38)	14.95	3.54	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.53	[9,12]	1.81	[9,12]
10/31/17[6,14]	13.35	.09	1.37	1.46	—	—	—	14.81	10.94	[8,12]	—	[13]	.13	[9,12]	.13	[9,12]	.52	[9,12]	1.07	[9,12]
Class F-1:
4/30/18[6,7]	14.73	.11	.38	.49	(.14)	(.21)	(.35)	14.87	3.40	[8]	59		.37	[9]	.37	[9]	.76	[9]	1.53	[9]
10/31/17	12.72	.17	2.31	2.48	(.16)	(.31)	(.47)	14.73	20.11		44		.37		.37		.76		1.20
10/31/16	12.96	.15	.29	.44	(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
10/31/15	13.17	.16	.11	.27	(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22
10/31/14[6,17]	12.47	.08	.62	.70	—	—	—	13.17	5.61	[8]	1		.48	[9]	.38	[9]	.77	[9]	.88	[9]
Class F-2:
4/30/18[6,7]	14.81	.13	.38	.51	(.17)	(.21)	(.38)	14.94	3.50	[8]	34		.11	[9]	.11	[9]	.50	[9]	1.78	[9]
10/31/17	12.76	.21	2.31	2.52	(.16)	(.31)	(.47)	14.81	20.44		20		.11		.11		.50		1.50
10/31/16	12.99	.18	.30	.48	(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
10/31/15	13.20	.19	.10	.29	(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/14[6,17]	12.47	.07	.66	.73	—	—	—	13.20	5.85	[8]	1		.23	[9]	.13	[9]	.52	[9]	.77	[9]
Class F-3:
4/30/18[6,7]	14.82	.11	.42	.53	(.18)	(.21)	(.39)	14.96	3.63	[8]	10		.01	[9]	.01	[9]	.40	[9]	1.42	[9]
10/31/17[6,15]	13.01	.13	1.68	1.81	—	—	—	14.82	13.91	[8]	2		.01	[9]	.01	[9]	.40	[9]	1.17	[9]
Class R-1:
4/30/18[6,7]	14.42	.06	.37	.43	(.02)	(.21)	(.23)	14.62	2.99	[8]	16		1.13	[9]	1.13	[9]	1.52	[9]	.80	[9]
10/31/17	12.43	.09	2.24	2.33	(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.13		1.52		.66
10/31/16	12.68	.06	.28	.34	—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
10/31/15	12.88	.08	.08	.16	(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/14	11.89	.07	1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15		1.26		1.16		1.56		.91
Class R-2:
4/30/18[6,7]	14.45	.06	.37	.43	(.04)	(.21)	(.25)	14.63	2.99	[8]	1,073		1.12	[9]	1.12	[9]	1.51	[9]	.82	[9]
10/31/17	12.47	.08	2.25	2.33	(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.10		1.49		.64
10/31/16	12.71	.07	.28	.35	— [10]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
10/31/15	12.92	.09	.08	.17	(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69
10/31/14	11.93	.08	1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86		566		1.17		1.07		1.46		.65
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37		472		1.15		1.05		1.45		1.00
Class R-2E:
4/30/18[6,7]	14.58	.08	.37	.45	(.11)	(.21)	(.32)	14.71	3.11	[8]	198		.81	[9]	.81	[9]	1.20	[9]	1.04	[9]
10/31/17	12.61	.10	2.30	2.40	(.12)	(.31)	(.43)	14.58	19.58		141		.80		.80		1.19		.76
10/31/16	12.93	.08	.31	.39	(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61
10/31/15	13.17	.06	.19	.25	(.16)	(.33)	(.49)	12.93	1.96		—	[13]	.81		.71		1.11		.46
10/31/14[6,18]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.43	[8,12]	.28	[8,12]

68	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$14.62	$.09	$.38	$.47	$(.09)	$(.21)	$(.30)	$14.79	3.29%[8]		$1,416	.67%[9]		.67%[9]		1.06%[9]		1.26%[9]
10/31/17	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73		1,303	.65		.65		1.04		1.06
10/31/16	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925	.71		.69		1.09		.99
10/31/15	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704	.78		.68		1.08		1.05
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19		573	.79		.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88		444	.79		.69		1.09		1.35
Class R-4:
4/30/18[6,7]	14.75	.12	.38	.50	(.14)	(.21)	(.35)	14.90	3.42	[8]	1,647	.36	[9]	.36	[9]	.75	[9]	1.55	[9]
10/31/17	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06		1,509	.35		.35		.74		1.31
10/31/16	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887	.39		.38		.78		1.27
10/31/15	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576	.46		.36		.76		1.34
10/31/14	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59		364	.47		.37		.76		1.31
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30		236	.47		.37		.77		1.64
Class R-5E:
4/30/18[6,7]	14.77	.11	.40	.51	(.17)	(.21)	(.38)	14.90	3.48	[8]	421	.16	[9]	.16	[9]	.55	[9]	1.44	[9]
10/31/17	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36		144	.14		.14		.53		1.43
10/31/16[6,16]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[8]	55	.16	[9]	.16	[9]	.56	[9]	1.15	[9]
Class R-5:
4/30/18[6,7]	14.91	.14	.38	.52	(.17)	(.21)	(.38)	15.05	3.55	[8]	604	.07	[9]	.07	[9]	.46	[9]	1.86	[9]
10/31/17	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39		918	.06		.06		.45		1.58
10/31/16	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432	.09		.07		.47		1.57
10/31/15	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30		293	.17		.07		.47		1.61
10/31/14	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95		199	.17		.07		.46		1.58
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65		129	.17		.07		.47		1.91
Class R-6:
4/30/18[6,7]	14.87	.14	.38	.52	(.18)	(.21)	(.39)	15.00	3.55	[8]	6,091	.01	[9]	.01	[9]	.40	[9]	1.88	[9]
10/31/17	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50		4,107	.01		.01		.40		1.64
10/31/16	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898	.03		.02		.42		1.64
10/31/15	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35		945	.12		.02		.42		1.54
10/31/14	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02		372	.12		.02		.41		1.53
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67		80	.12		.02		.42		1.89

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$14.42	$.12	$.27	$.39	$(.15)	$(.21)	$(.36)	$14.45	2.67%[8]		$2,160		.36%[9]		.36%[9]		.73%[9]		1.62%[9]
10/31/17	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46		1,968		.34		.34		.72		1.47
10/31/16	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
10/31/15	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43
10/31/14	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
10/31/13	10.12	.19	2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845		.46		.36		.75		1.69
Class C:
4/30/18[6,7]	14.14	.06	.28	.34	(.06)	(.21)	(.27)	14.21	2.35	[8]	140		1.11	[9]	1.11	[9]	1.48	[9]	.86	[9]
10/31/17	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.11		1.49		.67
10/31/16	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
10/31/15	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/14[6,17]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[8]	9		1.21	[9]	1.11	[9]	1.49	[9]	.29	[9]
Class T:
4/30/18[6,7]	14.43	.13	.28	.41	(.18)	(.21)	(.39)	14.45	2.81	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.51	[9,12]	1.86	[9,12]
10/31/17[6,14]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.52	[9,12]	1.20	[9,12]
Class F-1:
4/30/18[6,7]	14.33	.11	.27	.38	(.15)	(.21)	(.36)	14.35	2.65	[8]	70		.38	[9]	.38	[9]	.75	[9]	1.57	[9]
10/31/17	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.37		.75		1.31
10/31/16	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
10/31/15	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/14[6,17]	12.46	.10	.60	.70	—	—	—	13.16	5.62	[8]	1		.47	[9]	.37	[9]	.75	[9]	1.09	[9]
Class F-2:
4/30/18[6,7]	14.43	.13	.27	.40	(.18)	(.21)	(.39)	14.44	2.77	[8]	61		.11	[9]	.11	[9]	.48	[9]	1.86	[9]
10/31/17	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.11		.49		1.59
10/31/16	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
10/31/15	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/14[6,17]	12.46	.10	.62	.72	—	—	—	13.18	5.78	[8]	1		.23	[9]	.13	[9]	.51	[9]	1.17	[9]
Class F-3:
4/30/18[6,7]	14.45	.14	.27	.41	(.19)	(.21)	(.40)	14.46	2.83	[8]	7		.01	[9]	.01	[9]	.38	[9]	1.98	[9]
10/31/17[6,15]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[8]	5		.01	[9]	.01	[9]	.39	[9]	1.46	[9]
Class R-1:
4/30/18[6,7]	14.16	.06	.27	.33	(.03)	(.21)	(.24)	14.25	2.27	[8]	29		1.14	[9]	1.14	[9]	1.51	[9]	.83	[9]
10/31/17	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.13		1.51		.71
10/31/16	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
10/31/15	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/14	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		24		1.25		1.15		1.54		.95
Class R-2:
4/30/18[6,7]	14.09	.06	.27	.33	(.05)	(.21)	(.26)	14.16	2.30	[8]	1,183		1.12	[9]	1.12	[9]	1.49	[9]	.87	[9]
10/31/17	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.10		1.48		.72
10/31/16	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
10/31/15	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74
10/31/14	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80		725		1.17		1.07		1.45		.70
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89		620		1.15		1.05		1.44		1.02
Class R-2E:
4/30/18[6,7]	14.22	.08	.28	.36	(.12)	(.21)	(.33)	14.25	2.48	[8]	214		.82	[9]	.82	[9]	1.19	[9]	1.10	[9]
10/31/17	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149		.80		.80		1.18		.83
10/31/16	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66
10/31/15	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71
10/31/14[6,18]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.42	[8,12]	.29	[8,12]

70	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$14.26	$.09	$.28	$.37	$(.11)	$(.21)	$(.32)	$14.31	2.55%[8]		$1,824	.67%[9]		.67%[9]		1.04%[9]		1.31%[9]
10/31/17	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06		1,720	.65		.65		1.03		1.15
10/31/16	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267	.71		.69		1.08		1.06
10/31/15	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037	.77		.67		1.06		1.09
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14		819	.79		.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41		643	.79		.69		1.08		1.37
Class R-4:
4/30/18[6,7]	14.39	.12	.27	.39	(.15)	(.21)	(.36)	14.42	2.68	[8]	2,183	.36	[9]	.36	[9]	.73	[9]	1.62	[9]
10/31/17	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43		2,030	.35		.35		.73		1.41
10/31/16	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261	.39		.38		.77		1.35
10/31/15	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852	.46		.36		.75		1.40
10/31/14	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55		560	.47		.37		.75		1.40
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83		417	.46		.36		.75		1.67
Class R-5E:
4/30/18[6,7]	14.39	.11	.30	.41	(.18)	(.21)	(.39)	14.41	2.82	[8]	539	.16	[9]	.16	[9]	.53	[9]	1.47	[9]
10/31/17	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67		191	.14		.14		.52		1.51
10/31/16[6,16]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[8]	69	.16	[9]	.16	[9]	.55	[9]	1.26	[9]
Class R-5:
4/30/18[6,7]	14.54	.14	.27	.41	(.18)	(.21)	(.39)	14.56	2.82	[8]	742	.07	[9]	.07	[9]	.44	[9]	1.92	[9]
10/31/17	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81		1,097	.06		.06		.44		1.67
10/31/16	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527	.09		.07		.46		1.65
10/31/15	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35		359	.16		.06		.45		1.67
10/31/14	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82		249	.16		.06		.44		1.63
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19		171	.16		.06		.45		1.96
Class R-6:
4/30/18[6,7]	14.49	.14	.27	.41	(.19)	(.21)	(.40)	14.50	2.82	[8]	7,811	.01	[9]	.01	[9]	.38	[9]	1.94	[9]
10/31/17	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83		5,747	.01		.01		.39		1.73
10/31/16	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792	.03		.02		.41		1.73
10/31/15	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39		1,527	.12		.02		.41		1.59
10/31/14	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90		615	.12		.02		.40		1.53
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21		151	.12		.02		.41		1.91

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$13.48	$.11	$.15	$.26	$(.15)	$(.17)	$(.32)	$13.42	1.92%[8]		$2,293		.34%[9]		.34%[9]		.69%[9]		1.68%[9]
10/31/17	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21		2,127		.34		.34		.70		1.54
10/31/16	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83		1,730		.38		.37		.74		1.50
10/31/15	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61		1,442		.45		.35		.73		1.50
10/31/14	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
10/31/13	9.89	.18	1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		921		.46		.36		.74		1.69
Class C:
4/30/18[6,7]	13.22	.06	.14	.20	(.06)	(.17)	(.23)	13.19	1.51	[8]	150		1.11	[9]	1.11	[9]	1.46	[9]	.91	[9]
10/31/17	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31		138		1.11		1.11		1.47		.75
10/31/16	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
10/31/15	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/14[6,17]	11.99	.03	.55	.58	—	—	—	12.57	4.84	[8]	12		1.21	[9]	1.11	[9]	1.48	[9]	.36	[9]
Class T:
4/30/18[6,7]	13.50	.13	.14	.27	(.18)	(.17)	(.35)	13.42	1.98	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.50	[9,12]	1.90	[9,12]
10/31/17[6,14]	12.51	.10	.89	.99	—	—	—	13.50	7.91	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.50	[9,12]	1.34	[9,12]
Class F-1:
4/30/18[6,7]	13.40	.11	.15	.26	(.15)	(.17)	(.32)	13.34	1.94	[8]	51		.37	[9]	.37	[9]	.72	[9]	1.65	[9]
10/31/17	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20		42		.37		.37		.73		1.43
10/31/16	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
10/31/15	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/14[6,17]	11.99	.09	.55	.64	—	—	—	12.63	5.34	[8]	1		.47	[9]	.37	[9]	.74	[9]	1.01	[9]
Class F-2:
4/30/18[6,7]	13.48	.13	.15	.28	(.18)	(.17)	(.35)	13.41	2.08	[8]	77		.11	[9]	.11	[9]	.46	[9]	1.90	[9]
10/31/17	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42		53		.11		.11		.47		1.72
10/31/16	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
10/31/15	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/14[6,17]	11.99	.13	.53	.66	—	—	—	12.65	5.50	[8]	—	[13]	.23	[9]	.13	[9]	.50	[9]	1.48	[9]
Class F-3:
4/30/18[6,7]	13.51	.14	.14	.28	(.19)	(.17)	(.36)	13.43	2.07	[8]	15		.02	[9]	.02	[9]	.37	[9]	2.02	[9]
10/31/17[6,15]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20	[8]	10		.01	[9]	.01	[9]	.37	[9]	1.50	[9]
Class R-1:
4/30/18[6,7]	13.22	.06	.15	.21	(.05)	(.17)	(.22)	13.21	1.59	[8]	25		1.14	[9]	1.14	[9]	1.49	[9]	.87	[9]
10/31/17	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26		24		1.13		1.13		1.49		.77
10/31/16	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
10/31/15	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/14	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17		1.26		1.16		1.54		.92
Class R-2:
4/30/18[6,7]	13.17	.06	.15	.21	(.06)	(.17)	(.23)	13.15	1.55	[8]	1,133		1.12	[9]	1.12	[9]	1.47	[9]	.92	[9]
10/31/17	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30		1,116		1.10		1.10		1.46		.79
10/31/16	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76
10/31/15	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95		826		1.14		1.04		1.42		.82
10/31/14	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11		744		1.17		1.07		1.44		.71
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29		631		1.14		1.04		1.42		1.02
Class R-2E:
4/30/18[6,7]	13.29	.08	.15	.23	(.13)	(.17)	(.30)	13.22	1.71	[8]	268		.81	[9]	.81	[9]	1.16	[9]	1.18	[9]
10/31/17	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68		203		.80		.80		1.16		.94
10/31/16	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40		50		.81		.81		1.18		.81
10/31/15	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44		—	[13]	.83		.73		1.11		.98
10/31/14[6,18]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.41	[8,12]	.30	[8,12]

72	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$13.33	$.09	$.15	$.24	$(.11)	$(.17)	$(.28)	$13.29	1.80%[8]		$1,704	.67%[9]		.67%[9]		1.02%[9]		1.36%[9]
10/31/17	12.05	.15	1.47	1.62	(.11)	(.23)	(.34)	13.33	13.80		1,623	.65		.65		1.01		1.22
10/31/16	12.28	.14	.27	.41	(.07)	(.57)	(.64)	12.05	3.54		1,237	.71		.69		1.06		1.18
10/31/15	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31		979	.78		.68		1.06		1.18
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45		815	.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83		662	.79		.69		1.07		1.37
Class R-4:
4/30/18[6,7]	13.45	.11	.15	.26	(.15)	(.17)	(.32)	13.39	1.93	[8]	2,011	.36	[9]	.36	[9]	.71	[9]	1.66	[9]
10/31/17	12.15	.19	1.49	1.68	(.15)	(.23)	(.38)	13.45	14.19		1,847	.35		.35		.71		1.48
10/31/16	12.38	.18	.27	.45	(.11)	(.57)	(.68)	12.15	3.85		1,167	.39		.38		.75		1.47
10/31/15	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62		775	.46		.36		.74		1.48
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87		517	.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03		369	.47		.37		.75		1.68
Class R-5E:
4/30/18[6,7]	13.46	.10	.17	.27	(.18)	(.17)	(.35)	13.38	1.99	[8]	571	.16	[9]	.16	[9]	.51	[9]	1.45	[9]
10/31/17	12.16	.21	1.49	1.70	(.17)	(.23)	(.40)	13.46	14.41		169	.14		.14		.50		1.65
10/31/16[6,16]	12.41	.17	.29	.46	(.14)	(.57)	(.71)	12.16	3.99	[8]	83	.16	[9]	.16	[9]	.53	[9]	1.45	[9]
Class R-5:
4/30/18[6,7]	13.59	.13	.15	.28	(.18)	(.17)	(.35)	13.52	2.08	[8]	682	.07	[9]	.07	[9]	.42	[9]	1.96	[9]
10/31/17	12.27	.23	1.50	1.73	(.18)	(.23)	(.41)	13.59	14.51		1,054	.06		.06		.42		1.76
10/31/16	12.49	.21	.28	.49	(.14)	(.57)	(.71)	12.27	4.17		543	.09		.07		.44		1.77
10/31/15	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95		354	.16		.06		.44		1.75
10/31/14	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16		243	.16		.06		.43		1.65
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52		157	.16		.06		.44		1.96
Class R-6:
4/30/18[6,7]	13.56	.13	.15	.28	(.19)	(.17)	(.36)	13.48	2.07	[8]	6,929	.01	[9]	.01	[9]	.36	[9]	1.99	[9]
10/31/17	12.24	.23	1.50	1.73	(.18)	(.23)	(.41)	13.56	14.58		4,715	.01		.01		.37		1.82
10/31/16	12.46	.22	.27	.49	(.14)	(.57)	(.71)	12.24	4.23		2,313	.03		.02		.39		1.87
10/31/15	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92		1,382	.12		.02		.40		1.65
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31		454	.12		.02		.39		1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51		119	.12		.02		.40		1.91

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$12.66	$.12	$.03		$.15	$(.17)	$(.15)	$(.32)	$12.49	1.14%[8]		$2,033		.36%[9]		.36%[9]		.69%[9]		1.95%[9]
10/31/17	11.66	.21	1.13		1.34	(.15)	(.19)	(.34)	12.66	11.82		1,977		.36		.36		.70		1.74
10/31/16	11.68	.19	.25		.44	(.13)	(.33)	(.46)	11.66	3.92		1,704		.38		.37		.72		1.66
10/31/15	11.90	.19	—	[10]	.19	(.14)	(.27)	(.41)	11.68	1.64		1,485		.46		.36		.71		1.60
10/31/14	11.18	.18	.81		.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
10/31/13	9.81	.18	1.48		1.66	(.20)	(.09)	(.29)	11.18	17.38		1,042		.47		.37		.73		1.78
Class C:
4/30/18[6,7]	12.43	.07	.03		.10	(.09)	(.15)	(.24)	12.29	.73	[8]	123		1.11	[9]	1.11	[9]	1.44	[9]	1.20	[9]
10/31/17	11.48	.11	1.12		1.23	(.09)	(.19)	(.28)	12.43	10.94		118		1.11		1.11		1.45		.96
10/31/16	11.54	.10	.25		.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
10/31/15	11.84	.09	.01		.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/14[6,17]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[8]	14		1.21	[9]	1.11	[9]	1.46	[9]	.58	[9]
Class T:
4/30/18[6,7]	12.67	.14	.03		.17	(.20)	(.15)	(.35)	12.49	1.29	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.48	[9,12]	2.18	[9,12]
10/31/17[6,14]	11.89	.11	.67		.78	—	—	—	12.67	6.56	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.48	[9,12]	1.61	[9,12]
Class F-1:
4/30/18[6,7]	12.59	.12	.03		.15	(.17)	(.15)	(.32)	12.42	1.17	[8]	42		.38	[9]	.38	[9]	.71	[9]	1.93	[9]
10/31/17	11.62	.20	1.13		1.33	(.17)	(.19)	(.36)	12.59	11.73		37		.37		.37		.71		1.66
10/31/16	11.65	.19	.25		.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
10/31/15	11.90	.18	.01		.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/14[6,17]	11.29	.12	.49		.61	—	—	—	11.90	5.40	[8]	2		.47	[9]	.37	[9]	.72	[9]	1.45	[9]
Class F-2:
4/30/18[6,7]	12.66	.14	.03		.17	(.20)	(.15)	(.35)	12.48	1.32	[8]	60		.11	[9]	.11	[9]	.44	[9]	2.20	[9]
10/31/17	11.67	.23	1.14		1.37	(.19)	(.19)	(.38)	12.66	12.04		46		.11		.11		.45		1.93
10/31/16	11.69	.21	.26		.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
10/31/15	11.92	.21	.01		.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/14[6,17]	11.29	.13	.50		.63	—	—	—	11.92	5.58	[8]	1		.23	[9]	.13	[9]	.48	[9]	1.62	[9]
Class F-3:
4/30/18[6,7]	12.69	.14	.03		.17	(.21)	(.15)	(.36)	12.50	1.30	[8]	5		.01	[9]	.01	[9]	.34	[9]	2.29	[9]
10/31/17[6,15]	11.68	.16	.85		1.01	—	—	—	12.69	8.65	[8]	1		.01	[9]	.01	[9]	.35	[9]	1.72	[9]
Class R-1:
4/30/18[6,7]	12.43	.07	.03		.10	(.06)	(.15)	(.21)	12.32	.77	[8]	18		1.14	[9]	1.14	[9]	1.47	[9]	1.17	[9]
10/31/17	11.46	.12	1.10		1.22	(.06)	(.19)	(.25)	12.43	10.87		18		1.13		1.13		1.47		.99
10/31/16	11.48	.10	.25		.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
10/31/15	11.70	.09	.01		.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/14	11.00	.09	.79		.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
10/31/13	9.64	.10	1.47		1.57	(.12)	(.09)	(.21)	11.00	16.55		18		1.25		1.15		1.51		1.02
Class R-2:
4/30/18[6,7]	12.40	.07	.03		.10	(.08)	(.15)	(.23)	12.27	.74	[8]	775		1.13	[9]	1.13	[9]	1.46	[9]	1.20	[9]
10/31/17	11.43	.12	1.11		1.23	(.07)	(.19)	(.26)	12.40	10.97		784		1.09		1.09		1.43		1.01
10/31/16	11.46	.10	.25		.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92
10/31/15	11.69	.11	—	[10]	.11	(.07)	(.27)	(.34)	11.46	.89		699		1.14		1.04		1.39		.93
10/31/14	10.99	.10	.80		.90	(.10)	(.10)	(.20)	11.69	8.24		664		1.16		1.06		1.41		.88
10/31/13	9.65	.11	1.46		1.57	(.14)	(.09)	(.23)	10.99	16.59		572		1.14		1.04		1.40		1.11
Class R-2E:
4/30/18[6,7]	12.48	.09	.03		.12	(.14)	(.15)	(.29)	12.31	.93	[8]	152		.82	[9]	.82	[9]	1.15	[9]	1.45	[9]
10/31/17	11.55	.14	1.12		1.26	(.14)	(.19)	(.33)	12.48	11.22		122		.80		.80		1.14		1.17
10/31/16	11.63	.11	.29		.40	(.15)	(.33)	(.48)	11.55	3.57		43		.81		.80		1.15		.96
10/31/15	11.90	.11	.06		.17	(.17)	(.27)	(.44)	11.63	1.45		1		.85		.75		1.10		.93
10/31/14[6,18]	11.93	.04	(.07)		(.03)	—	—	—	11.90	(.25)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.39	[8,12]	.33	[8,12]

74	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$12.53	$.10	$.03		$.13	$(.13)	$(.15)	$(.28)	$12.38	1.01%[8]		$1,352	.67%[9]		.67%[9]		1.00%[9]		1.65%[9]
10/31/17	11.55	.17	1.12		1.29	(.12)	(.19)	(.31)	12.53	11.45		1,358	.65		.65		.99		1.44
10/31/16	11.58	.15	.25		.40	(.10)	(.33)	(.43)	11.55	3.56		1,148	.71		.69		1.04		1.34
10/31/15	11.80	.15	.01		.16	(.11)	(.27)	(.38)	11.58	1.34		982	.77		.67		1.02		1.29
10/31/14	11.09	.14	.80		.94	(.13)	(.10)	(.23)	11.80	8.60		831	.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46		1.61	(.17)	(.09)	(.26)	11.09	16.97		692	.79		.69		1.05		1.47
Class R-4:
4/30/18[6,7]	12.63	.12	.03		.15	(.17)	(.15)	(.32)	12.46	1.16	[8]	1,772	.36	[9]	.36	[9]	.69	[9]	1.95	[9]
10/31/17	11.65	.21	1.12		1.33	(.16)	(.19)	(.35)	12.63	11.69		1,703	.35		.35		.69		1.71
10/31/16	11.67	.19	.25		.44	(.13)	(.33)	(.46)	11.65	3.96		1,173	.39		.38		.73		1.63
10/31/15	11.89	.19	.01		.20	(.15)	(.27)	(.42)	11.67	1.66		865	.46		.36		.71		1.60
10/31/14	11.17	.18	.81		.99	(.17)	(.10)	(.27)	11.89	8.96		587	.47		.37		.72		1.58
10/31/13	9.81	.18	1.47		1.65	(.20)	(.09)	(.29)	11.17	17.30		449	.47		.37		.73		1.78
Class R-5E:
4/30/18[6,7]	12.63	.11	.06		.17	(.20)	(.15)	(.35)	12.45	1.29	[8]	494	.16	[9]	.16	[9]	.49	[9]	1.76	[9]
10/31/17	11.64	.23	1.13		1.36	(.18)	(.19)	(.37)	12.63	12.03		169	.14		.14		.48		1.88
10/31/16[6,16]	11.67	.18	.29		.47	(.17)	(.33)	(.50)	11.64	4.19	[8]	85	.16	[9]	.16	[9]	.51	[9]	1.64	[9]
Class R-5:
4/30/18[6,7]	12.76	.14	.02		.16	(.20)	(.15)	(.35)	12.57	1.24	[8]	536	.07	[9]	.07	[9]	.40	[9]	2.25	[9]
10/31/17	11.75	.24	1.15		1.39	(.19)	(.19)	(.38)	12.76	12.15		808	.06		.06		.40		1.99
10/31/16	11.76	.22	.26		.48	(.16)	(.33)	(.49)	11.75	4.29		474	.09		.07		.42		1.92
10/31/15	11.99	.22	—	[10]	.22	(.18)	(.27)	(.45)	11.76	1.83		343	.17		.07		.42		1.85
10/31/14	11.25	.21	.83		1.04	(.20)	(.10)	(.30)	11.99	9.36		238	.16		.06		.41		1.83
10/31/13	9.87	.22	1.48		1.70	(.23)	(.09)	(.32)	11.25	17.73		158	.16		.06		.42		2.08
Class R-6:
4/30/18[6,7]	12.72	.14	.04		.18	(.21)	(.15)	(.36)	12.54	1.38	[8]	5,625	.01	[9]	.01	[9]	.34	[9]	2.27	[9]
10/31/17	11.72	.25	1.13		1.38	(.19)	(.19)	(.38)	12.72	12.14		4,408	.01		.01		.35		2.04
10/31/16	11.74	.23	.25		.48	(.17)	(.33)	(.50)	11.72	4.26		2,360	.03		.02		.37		2.02
10/31/15	11.96	.21	.02		.23	(.18)	(.27)	(.45)	11.74	1.96		1,522	.12		.02		.37		1.80
10/31/14	11.23	.21	.82		1.03	(.20)	(.10)	(.30)	11.96	9.33		584	.12		.02		.37		1.77
10/31/13	9.85	.21	1.49		1.70	(.23)	(.09)	(.32)	11.23	17.81		143	.12		.02		.38		2.05

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$11.71	$.13	$(.04)	$.09	$(.19)	$(.13)	$(.32)	$11.48	.69%[8]		$992		.34%[9]		.34%[9]		.66%[9]		2.20%[9]
10/31/17	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17		1,021		.37		.37		.69		2.01
10/31/16	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40		978		.38		.37		.70		2.02
10/31/15	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88		912		.47		.37		.71		2.00
10/31/14	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
10/31/13	9.86	.19	1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67		728		.46		.36		.69		1.82
Class C:
4/30/18[6,7]	11.51	.08	(.04)	.04	(.11)	(.13)	(.24)	11.31	.25	[8]	46		1.11	[9]	1.11	[9]	1.43	[9]	1.42	[9]
10/31/17	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25		45		1.12		1.12		1.44		1.25
10/31/16	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59		40		1.14		1.13		1.46		1.26
10/31/15	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15		28		1.21		1.11		1.45		1.23
10/31/14[6,17]	10.83	.06	.46	.52	—	—	—	11.35	4.80	[8]	9		1.21	[9]	1.11	[9]	1.44	[9]	.83	[9]
Class T:
4/30/18[6,7]	11.73	.14	(.05)	.09	(.22)	(.13)	(.35)	11.47	.68	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.47	[9,12]	2.40	[9,12]
10/31/17[6,14]	11.10	.12	.51	.63	—	—	—	11.73	5.68	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.46	[9,12]	1.90	[9,12]
Class F-1:
4/30/18[6,7]	11.65	.12	(.04)	.08	(.19)	(.13)	(.32)	11.41	.60	[8]	14		.38	[9]	.38	[9]	.70	[9]	2.17	[9]
10/31/17	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17		14		.37		.37		.69		1.96
10/31/16	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38		6		.39		.38		.71		1.97
10/31/15	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90		2		.48		.38		.72		1.97
10/31/14[6,17]	10.83	.12	.45	.57	—	—	—	11.40	5.26	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.55	[9]
Class F-2:
4/30/18[6,7]	11.72	.14	(.04)	.10	(.22)	(.13)	(.35)	11.47	.77	[8]	21		.11	[9]	.11	[9]	.43	[9]	2.42	[9]
10/31/17	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45		19		.12		.12		.44		2.21
10/31/16	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62		12		.12		.11		.44		2.23
10/31/15	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17		3		.22		.12		.46		2.24
10/31/14[6,17]	10.83	.13	.46	.59	—	—	—	11.42	5.45	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.72	[9]
Class F-3:
4/30/18[6,7]	11.74	.14	(.03)	.11	(.23)	(.13)	(.36)	11.49	.83	[8]	3		.01	[9]	.01	[9]	.33	[9]	2.52	[9]
10/31/17[6,15]	10.92	.20	.62	.82	—	—	—	11.74	7.51	[8]	—	[13]	.05	[9]	.04	[9]	.36	[9]	2.32	[9]
Class R-1:
4/30/18[6,7]	11.47	.08	(.04)	.04	(.09)	(.13)	(.22)	11.29	.30	[8]	10		1.14	[9]	1.14	[9]	1.46	[9]	1.40	[9]
10/31/17	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31		11		1.14		1.14		1.46		1.25
10/31/16	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50		13		1.18		1.16		1.49		1.23
10/31/15	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15		12		1.25		1.15		1.49		1.23
10/31/14	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72		13		1.25		1.15		1.48		1.04
Class R-2:
4/30/18[6,7]	11.49	.08	(.05)	.03	(.10)	(.13)	(.23)	11.29	.20	[8]	295		1.13	[9]	1.13	[9]	1.45	[9]	1.42	[9]
10/31/17	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40		311		1.09		1.09		1.41		1.29
10/31/16	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61		322		1.14		1.12		1.45		1.27
10/31/15	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17		336		1.14		1.04		1.38		1.33
10/31/14	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65		357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82		348		1.14		1.04		1.37		1.14
Class R-2E:
4/30/18[6,7]	11.54	.10	(.05)	.05	(.16)	(.13)	(.29)	11.30	.40	[8]	82		.82	[9]	.82	[9]	1.14	[9]	1.67	[9]
10/31/17	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62		62		.80		.80		1.12		1.47
10/31/16	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97		26		.81		.81		1.14		1.49
10/31/15	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78		—	[13]	.81		.71		1.05		1.61
10/31/14[6,18]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.37	[8,12]

76	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$11.60	$.11	$(.04)	$.07	$(.15)	$(.13)	$(.28)	$11.39	.47%[8]		$525	.67%[9]		.67%[9]		.99%[9]		1.87%[9]
10/31/17	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73		546	.65		.65		.97		1.71
10/31/16	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10		513	.71		.70		1.03		1.69
10/31/15	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57		481	.78		.68		1.02		1.70
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06		485	.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21		438	.79		.69		1.02		1.49
Class R-4:
4/30/18[6,7]	11.69	.13	(.04)	.09	(.19)	(.13)	(.32)	11.46	.71	[8]	520	.36	[9]	.36	[9]	.68	[9]	2.19	[9]
10/31/17	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10		534	.35		.35		.67		1.99
10/31/16	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44		425	.39		.38		.71		2.00
10/31/15	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82		338	.47		.37		.71		2.01
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43		272	.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59		217	.47		.37		.70		1.81
Class R-5E:
4/30/18[6,7]	11.68	.11	(.01)	.10	(.22)	(.13)	(.35)	11.43	.76	[8]	188	.16	[9]	.16	[9]	.48	[9]	1.90	[9]
10/31/17	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37		52	.15		.15		.47		2.15
10/31/16[6,16]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87	[8]	29	.16	[9]	.16	[9]	.49	[9]	2.01	[9]
Class R-5:
4/30/18[6,7]	11.80	.14	(.04)	.10	(.22)	(.13)	(.35)	11.55	.79	[8]	156	.07	[9]	.07	[9]	.39	[9]	2.48	[9]
10/31/17	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51		259	.06		.06		.38		2.28
10/31/16	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70		181	.09		.07		.40		2.28
10/31/15	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17		141	.17		.07		.41		2.29
10/31/14	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76		126	.16		.06		.39		1.98
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94		97	.17		.07		.40		2.09
Class R-6:
4/30/18[6,7]	11.76	.15	(.05)	.10	(.23)	(.13)	(.36)	11.50	.77	[8]	1,858	.02	[9]	.02	[9]	.34	[9]	2.51	[9]
10/31/17	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50		1,448	.01		.01		.33		2.33
10/31/16	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77		850	.03		.02		.35		2.38
10/31/15	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22		627	.12		.02		.36		2.22
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83		273	.12		.02		.35		1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92		73	.12		.02		.35		2.09

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$11.01	$.12	$(.06)	$.06	$(.19)	$(.09)	$(.28)	$10.79	.46%[8]		$571		.37%[9]		.37%[9]		.69%[9]		2.20%[9]
10/31/17	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32		598		.35		.35		.67		2.08
10/31/16	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38		573		.39		.38		.71		2.11
10/31/15	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70		576		.46		.36		.69		2.20
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		542		.48		.38		.70		2.24
Class C:
4/30/18[6,7]	10.83	.08	(.07)	.01	(.11)	(.09)	(.20)	10.64	.03	[8]	27		1.11	[9]	1.11	[9]	1.43	[9]	1.45	[9]
10/31/17	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52		26		1.11		1.11		1.43		1.31
10/31/16	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66		22		1.14		1.13		1.46		1.34
10/31/15	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)		14		1.22		1.12		1.45		1.40
10/31/14[6,17]	10.22	.08	.41	.49	—	—	—	10.71	4.79	[8]	6		1.21	[9]	1.11	[9]	1.44	[9]	1.04	[9]
Class T:
4/30/18[6,7]	11.03	.13	(.07)	.06	(.21)	(.09)	(.30)	10.79	.51	[8,12]	—	[13]	.16	[9,12]	.16	[9,12]	.48	[9,12]	2.42	[9,12]
10/31/17[6,14]	10.48	.12	.43	.55	—	—	—	11.03	5.25	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.46	[9,12]	1.96	[9,12]
Class F-1:
4/30/18[6,7]	10.97	.12	(.07)	.05	(.19)	(.09)	(.28)	10.74	.39	[8]	10		.38	[9]	.38	[9]	.70	[9]	2.18	[9]
10/31/17	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42		8		.38		.38		.70		2.04
10/31/16	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30		3		.39		.38		.71		2.04
10/31/15	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68		1		.48		.38		.71		2.06
10/31/14[6,17]	10.22	.11	.43	.54	—	—	—	10.76	5.28	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.56	[9]
Class F-2:
4/30/18[6,7]	11.02	.13	(.07)	.06	(.21)	(.09)	(.30)	10.78	.53	[8]	10		.12	[9]	.12	[9]	.44	[9]	2.46	[9]
10/31/17	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64		8		.12		.12		.44		2.27
10/31/16	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69		5		.13		.12		.45		2.35
10/31/15	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89		2		.23		.13		.46		2.52
10/31/14[6,17]	10.22	.14	.42	.56	—	—	—	10.78	5.48	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.93	[9]
Class F-3:
4/30/18[6,7]	11.04	.15	(.08)	.07	(.22)	(.09)	(.31)	10.80	.60	[8]	1		.02	[9]	.02	[9]	.34	[9]	2.73	[9]
10/31/17[6,15]	10.31	.16	.57	.73	—	—	—	11.04	7.08	[8]	—	[13]	.02	[9]	.01	[9]	.33	[9]	2.00	[9]
Class R-1:
4/30/18[6,7]	10.90	.08	(.07)	.01	(.07)	(.09)	(.16)	10.75	.08	[8]	3		1.15	[9]	1.15	[9]	1.47	[9]	1.44	[9]
10/31/17	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47		3		1.14		1.14		1.46		1.35
10/31/16	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58		5		1.18		1.17		1.50		1.30
10/31/15	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)		4		1.25		1.15		1.48		1.40
10/31/14	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		4		1.26		1.16		1.48		1.44
Class R-2:
4/30/18[6,7]	10.83	.08	(.07)	.01	(.10)	(.09)	(.19)	10.65	.04	[8]	117		1.13	[9]	1.13	[9]	1.45	[9]	1.45	[9]
10/31/17	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58		125		1.09		1.09		1.41		1.35
10/31/16	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66		130		1.14		1.12		1.45		1.38
10/31/15	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)		135		1.15		1.05		1.38		1.51
10/31/14	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13		149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08		144		1.15		1.05		1.37		1.57
Class R-2E:
4/30/18[6,7]	10.86	.09	(.06)	.03	(.16)	(.09)	(.25)	10.64	.22	[8]	46		.82	[9]	.82	[9]	1.14	[9]	1.75	[9]
10/31/17	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88		41		.80		.80		1.12		1.52
10/31/16	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92		16		.81		.81		1.14		1.52
10/31/15	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58		—	[13]	.78		.68		1.01		1.81
10/31/14[6,18]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.42	[8,12]

78	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/18[6,7]	$10.93	$.10	$(.07)	$.03	$(.15)	$(.09)	$(.24)	$10.72	.23%[8]		$298	.68%[9]		.68%[9]		1.00%[9]		1.88%[9]
10/31/17	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11		291	.66		.66		.98		1.76
10/31/16	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99		262	.72		.70		1.03		1.79
10/31/15	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38		223	.79		.69		1.02		1.86
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44		205	.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47		197	.79		.69		1.01		1.93
Class R-4:
4/30/18[6,7]	10.99	.12	(.06)	.06	(.19)	(.09)	(.28)	10.77	.45	[8]	341	.37	[9]	.37	[9]	.69	[9]	2.21	[9]
10/31/17	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36		353	.36		.36		.68		2.06
10/31/16	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34		303	.40		.38		.71		2.09
10/31/15	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63		236	.47		.37		.70		2.19
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84		170	.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79		138	.47		.37		.69		2.24
Class R-5E:
4/30/18[6,7]	10.99	.11	(.05)	.06	(.21)	(.09)	(.30)	10.75	.48	[8]	89	.16	[9]	.16	[9]	.48	[9]	2.11	[9]
10/31/17	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62		46	.15		.15		.47		2.24
10/31/16[6,16]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97	[8]	33	.17	[9]	.17	[9]	.50	[9]	2.12	[9]
Class R-5:
4/30/18[6,7]	11.09	.14	(.07)	.07	(.22)	(.09)	(.31)	10.85	.54	[8]	115	.08	[9]	.08	[9]	.40	[9]	2.51	[9]
10/31/17	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70		206	.06		.06		.38		2.31
10/31/16	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67		119	.09		.08		.41		2.38
10/31/15	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01		88	.18		.08		.41		2.45
10/31/14	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11		71	.17		.07		.40		2.22
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15		43	.17		.07		.39		2.48
Class R-6:
4/30/18[6,7]	11.06	.14	(.07)	.07	(.22)	(.09)	(.31)	10.82	.60	[8]	1,292	.02	[9]	.02	[9]	.34	[9]	2.52	[9]
10/31/17	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77		1,012	.02		.02		.34		2.37
10/31/16	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75		571	.04		.02		.35		2.51
10/31/15	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95		490	.13		.03		.36		2.33
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18		163	.12		.02		.35		2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21		41	.12		.02		.34		2.53

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2018[6,7,8]		2017		2016	2015	2014	2013
2060 Fund	1%		4%		12%	20%[6,8,11]
2055 Fund	—	[19]	1		3	6	2%	6%
2050 Fund	—	[19]	—	[19]	2	6	1	2
2045 Fund	—	[19]	—	[19]	3	5	1	2
2040 Fund	—	[19]	—	[19]	2	5	1	2
2035 Fund	—	[19]	—	[19]	3	5	1	2
2030 Fund	—	[19]	—	[19]	3	6	2	2
2025 Fund	—	[19]	—	[19]	5	9	3	2
2020 Fund	1		1		5	8	4	3
2015 Fund	3		4		8	15	6	7
2010 Fund	4		5		14	19	17	18

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Amount less than $1 million.
[14]	Class T shares began investment operations on April 7, 2017.
[15]	Class F-3 shares began investment operations on January 27, 2017.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Class C, F-1 and F-2 shares were offered beginning February 21, 2014.
[18]	Class R-2E shares began investment operations on August 29, 2014.
[19]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

80	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	81

2060 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,039.69	$2.07	.41%	$4.10	.81%
Class A – assumed 5% return	1,000.00	1,022.76	2.06	.41	4.06	.81
Class C – actual return	1,000.00	1,036.05	5.86	1.16	7.88	1.56
Class C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.80	1.56
Class T – actual return	1,000.00	1,041.12	.96	.19	2.99	.59
Class T – assumed 5% return	1,000.00	1,023.85	.95	.19	2.96	.59
Class F-1 – actual return	1,000.00	1,040.31	2.12	.42	4.15	.82
Class F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.11	.82
Class F-2 – actual return	1,000.00	1,041.43	.81	.16	2.83	.56
Class F-2 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.81	.56
Class F-3 – actual return	1,000.00	1,041.14	.35	.07	2.38	.47
Class F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-1 – actual return	1,000.00	1,036.12	5.70	1.13	7.72	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class R-2 – actual return	1,000.00	1,035.68	5.96	1.18	7.97	1.58
Class R-2 – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.90	1.58
Class R-2E – actual return	1,000.00	1,037.46	4.45	.88	6.47	1.28
Class R-2E – assumed 5% return	1,000.00	1,020.43	4.41	.88	6.41	1.28
Class R-3 – actual return	1,000.00	1,037.73	3.69	.73	5.71	1.13
Class R-3 – assumed 5% return	1,000.00	1,021.17	3.66	.73	5.66	1.13
Class R-4 – actual return	1,000.00	1,039.76	2.12	.42	4.15	.82
Class R-4 – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.11	.82
Class R-5E – actual return	1,000.00	1,040.53	1.06	.21	3.09	.61
Class R-5E – assumed 5% return	1,000.00	1,023.75	1.05	.21	3.06	.61
Class R-5 – actual return	1,000.00	1,041.26	.66	.13	2.68	.53
Class R-5 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.66	.53
Class R-6 – actual return	1,000.00	1,041.85	.35	.07	2.38	.47
Class R-6 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47

82	American Funds Target Date Retirement Series

2055 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,039.78	$1.67	.33%	$3.69	.73%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.66	.73
Class C – actual return	1,000.00	1,036.12	5.65	1.12	7.67	1.52
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.60	1.52
Class T – actual return	1,000.00	1,041.11	.76	.15	2.78	.55
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.76	.55
Class F-1 – actual return	1,000.00	1,039.95	1.92	.38	3.95	.78
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class F-2 – actual return	1,000.00	1,040.88	.61	.12	2.63	.52
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.61	.52
Class F-3 – actual return	1,000.00	1,041.99	.10	.02	2.13	.42
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,036.09	5.81	1.15	7.83	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class R-2 – actual return	1,000.00	1,036.33	5.76	1.14	7.78	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2E – actual return	1,000.00	1,037.31	4.19	.83	6.21	1.23
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	6.16	1.23
Class R-3 – actual return	1,000.00	1,037.97	3.44	.68	5.46	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.41	1.08
Class R-4 – actual return	1,000.00	1,039.75	1.92	.38	3.94	.78
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-5E – actual return	1,000.00	1,040.90	.81	.16	2.83	.56
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.81	.56
Class R-5 – actual return	1,000.00	1,041.27	.40	.08	2.43	.48
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.41	.48
Class R-6 – actual return	1,000.00	1,041.68	.15	.03	2.18	.43
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

2050 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,039.88	$1.67	.33%	$3.69	.73%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.66	.73
Class C – actual return	1,000.00	1,035.53	5.65	1.12	7.67	1.52
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.60	1.52
Class T – actual return	1,000.00	1,040.52	.76	.15	2.78	.55
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.76	.55
Class F-1 – actual return	1,000.00	1,039.71	1.92	.38	3.94	.78
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class F-2 – actual return	1,000.00	1,040.83	.56	.11	2.58	.51
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.56	.51
Class F-3 – actual return	1,000.00	1,042.08	.10	.02	2.13	.42
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,035.80	5.75	1.14	7.77	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2 – actual return	1,000.00	1,035.90	5.70	1.13	7.72	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class R-2E – actual return	1,000.00	1,037.59	4.14	.82	6.16	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.11	1.22
Class R-3 – actual return	1,000.00	1,038.25	3.44	.68	5.46	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.41	1.08
Class R-4 – actual return	1,000.00	1,040.03	1.87	.37	3.89	.77
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-5E – actual return	1,000.00	1,040.65	.76	.15	2.78	.55
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.76	.55
Class R-5 – actual return	1,000.00	1,041.33	.40	.08	2.43	.48
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.41	.48
Class R-6 – actual return	1,000.00	1,041.93	.10	.02	2.13	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

84	American Funds Target Date Retirement Series

2045 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,039.23	$1.67	.33%	$3.69	.73%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.66	.73
Class C – actual return	1,000.00	1,034.78	5.60	1.11	7.62	1.51
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.55	1.51
Class T – actual return	1,000.00	1,039.87	.71	.14	2.73	.54
Class T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.71	.54
Class F-1 – actual return	1,000.00	1,038.43	1.92	.38	3.94	.78
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class F-2 – actual return	1,000.00	1,040.24	.56	.11	2.58	.51
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.56	.51
Class F-3 – actual return	1,000.00	1,040.77	.10	.02	2.13	.42
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,034.53	5.75	1.14	7.77	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2 – actual return	1,000.00	1,034.61	5.70	1.13	7.72	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class R-2E – actual return	1,000.00	1,036.75	4.09	.81	6.11	1.21
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	6.06	1.21
Class R-3 – actual return	1,000.00	1,036.87	3.38	.67	5.40	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.36	1.07
Class R-4 – actual return	1,000.00	1,038.63	1.87	.37	3.89	.77
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-5E – actual return	1,000.00	1,040.15	.81	.16	2.83	.56
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.81	.56
Class R-5 – actual return	1,000.00	1,040.58	.40	.08	2.43	.48
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.41	.48
Class R-6 – actual return	1,000.00	1,040.62	.10	.02	2.13	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

2040 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,037.69	$1.67	.33%	$3.69	.73%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.66	.73
Class C – actual return	1,000.00	1,033.38	5.60	1.11	7.61	1.51
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.55	1.51
Class T – actual return	1,000.00	1,038.39	.71	.14	2.73	.54
Class T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.71	.54
Class F-1 – actual return	1,000.00	1,037.05	1.87	.37	3.89	.77
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class F-2 – actual return	1,000.00	1,038.11	.56	.11	2.58	.51
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.56	.51
Class F-3 – actual return	1,000.00	1,039.26	.10	.02	2.12	.42
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,033.39	5.75	1.14	7.76	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2 – actual return	1,000.00	1,033.55	5.65	1.12	7.66	1.52
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.60	1.52
Class R-2E – actual return	1,000.00	1,034.43	4.14	.82	6.15	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.11	1.22
Class R-3 – actual return	1,000.00	1,035.87	3.38	.67	5.40	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.36	1.07
Class R-4 – actual return	1,000.00	1,037.11	1.82	.36	3.84	.76
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class R-5E – actual return	1,000.00	1,037.83	.76	.15	2.78	.55
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.76	.55
Class R-5 – actual return	1,000.00	1,038.49	.35	.07	2.38	.47
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-6 – actual return	1,000.00	1,039.13	.10	.02	2.12	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

86	American Funds Target Date Retirement Series

2035 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,034.12	$1.71	.34%	$3.68	.73%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.66	.73
Class C – actual return	1,000.00	1,029.65	5.59	1.11	7.55	1.50
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.50	1.50
Class T – actual return	1,000.00	1,035.41	.71	.14	2.67	.53
Class T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.66	.53
Class F-1 – actual return	1,000.00	1,033.99	1.87	.37	3.83	.76
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.81	.76
Class F-2 – actual return	1,000.00	1,035.04	.56	.11	2.52	.50
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.51	.50
Class F-3 – actual return	1,000.00	1,036.28	.05	.01	2.02	.40
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.01	.40
Class R-1 – actual return	1,000.00	1,029.89	5.69	1.13	7.65	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class R-2 – actual return	1,000.00	1,029.89	5.64	1.12	7.60	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2E – actual return	1,000.00	1,031.10	4.08	.81	6.04	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	6.01	1.20
Class R-3 – actual return	1,000.00	1,032.87	3.38	.67	5.34	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.31	1.06
Class R-4 – actual return	1,000.00	1,034.16	1.82	.36	3.78	.75
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class R-5E – actual return	1,000.00	1,034.85	.81	.16	2.77	.55
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.76	.55
Class R-5 – actual return	1,000.00	1,035.50	.35	.07	2.32	.46
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.31	.46
Class R-6 – actual return	1,000.00	1,035.48	.05	.01	2.02	.40
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.01	.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

2030 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,026.73	$1.81	.36%	$3.67	.73%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class C – actual return	1,000.00	1,023.46	5.57	1.11	7.43	1.48
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class T – actual return	1,000.00	1,028.07	.70	.14	2.56	.51
Class T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.56	.51
Class F-1 – actual return	1,000.00	1,026.48	1.91	.38	3.77	.75
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class F-2 – actual return	1,000.00	1,027.65	.55	.11	2.41	.48
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.41	.48
Class F-3 – actual return	1,000.00	1,028.28	.05	.01	1.91	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,022.72	5.72	1.14	7.57	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.55	1.51
Class R-2 – actual return	1,000.00	1,022.99	5.62	1.12	7.47	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2E – actual return	1,000.00	1,024.83	4.12	.82	5.97	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.96	1.19
Class R-3 – actual return	1,000.00	1,025.50	3.36	.67	5.22	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.21	1.04
Class R-4 – actual return	1,000.00	1,026.80	1.81	.36	3.67	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	1,028.15	.80	.16	2.67	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	1,028.21	.35	.07	2.21	.44
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.21	.44
Class R-6 – actual return	1,000.00	1,028.21	.05	.01	1.91	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

88	American Funds Target Date Retirement Series

2025 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,019.22	$1.70	.34%	$3.45	.69%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.46	.69
Class C – actual return	1,000.00	1,015.12	5.55	1.11	7.29	1.46
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.30	1.46
Class T – actual return	1,000.00	1,019.83	.75	.15	2.50	.50
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.51	.50
Class F-1 – actual return	1,000.00	1,019.42	1.85	.37	3.61	.72
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72
Class F-2 – actual return	1,000.00	1,020.81	.55	.11	2.30	.46
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.31	.46
Class F-3 – actual return	1,000.00	1,020.73	.10	.02	1.85	.37
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.86	.37
Class R-1 – actual return	1,000.00	1,015.88	5.70	1.14	7.45	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.45	1.49
Class R-2 – actual return	1,000.00	1,015.55	5.60	1.12	7.35	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.35	1.47
Class R-2E – actual return	1,000.00	1,017.09	4.05	.81	5.80	1.16
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.81	1.16
Class R-3 – actual return	1,000.00	1,018.00	3.35	.67	5.10	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.11	1.02
Class R-4 – actual return	1,000.00	1,019.34	1.80	.36	3.55	.71
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.56	.71
Class R-5E – actual return	1,000.00	1,019.85	.80	.16	2.55	.51
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.56	.51
Class R-5 – actual return	1,000.00	1,020.76	.35	.07	2.10	.42
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.11	.42
Class R-6 – actual return	1,000.00	1,020.67	.05	.01	1.80	.36
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.81	.36

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

2020 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,011.42	$1.80	.36%	$3.44	.69%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.46	.69
Class C – actual return	1,000.00	1,007.28	5.52	1.11	7.17	1.44
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class T – actual return	1,000.00	1,012.90	.75	.15	2.40	.48
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class F-1 – actual return	1,000.00	1,011.72	1.90	.38	3.54	.71
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class F-2 – actual return	1,000.00	1,013.15	.55	.11	2.20	.44
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.21	.44
Class F-3 – actual return	1,000.00	1,013.03	.05	.01	1.70	.34
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class R-1 – actual return	1,000.00	1,007.73	5.68	1.14	7.32	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.35	1.47
Class R-2 – actual return	1,000.00	1,007.39	5.62	1.13	7.27	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.30	1.46
Class R-2E – actual return	1,000.00	1,009.26	4.09	.82	5.73	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.76	1.15
Class R-3 – actual return	1,000.00	1,010.12	3.34	.67	4.98	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.01	1.00
Class R-4 – actual return	1,000.00	1,011.63	1.80	.36	3.44	.69
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.46	.69
Class R-5E – actual return	1,000.00	1,012.86	.80	.16	2.45	.49
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class R-5 – actual return	1,000.00	1,012.38	.35	.07	2.00	.40
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class R-6 – actual return	1,000.00	1,013.78	.05	.01	1.70	.34
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34

90	American Funds Target Date Retirement Series

2015 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,006.88	$1.69	.34%	$3.28	.66%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.31	.66
Class C – actual return	1,000.00	1,002.48	5.51	1.11	7.10	1.43
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.15	1.43
Class T – actual return	1,000.00	1,006.76	.75	.15	2.34	.47
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.36	.47
Class F-1 – actual return	1,000.00	1,005.99	1.89	.38	3.48	.70
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class F-2 – actual return	1,000.00	1,007.67	.55	.11	2.14	.43
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.16	.43
Class F-3 – actual return	1,000.00	1,008.29	.05	.01	1.64	.33
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class R-1 – actual return	1,000.00	1,002.99	5.66	1.14	7.25	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.30	1.46
Class R-2 – actual return	1,000.00	1,001.98	5.61	1.13	7.20	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.25	1.45
Class R-2E – actual return	1,000.00	1,004.01	4.07	.82	5.66	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.71	1.14
Class R-3 – actual return	1,000.00	1,004.72	3.33	.67	4.92	.99
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.96	.99
Class R-4 – actual return	1,000.00	1,007.08	1.79	.36	3.38	.68
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class R-5E – actual return	1,000.00	1,007.57	.80	.16	2.39	.48
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class R-5 – actual return	1,000.00	1,007.89	.35	.07	1.94	.39
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39
Class R-6 – actual return	1,000.00	1,007.70	.10	.02	1.69	.34
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.71	.34

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

2010 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2017	4/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,004.65	$1.84	.37%	$3.43	.69%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.46	.69
Class C – actual return	1,000.00	1,000.26	5.51	1.11	7.09	1.43
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.15	1.43
Class T – actual return	1,000.00	1,005.11	.80	.16	2.39	.48
Class T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class F-1 – actual return	1,000.00	1,003.92	1.89	.38	3.48	.70
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class F-2 – actual return	1,000.00	1,005.34	.60	.12	2.19	.44
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.21	.44
Class F-3 – actual return	1,000.00	1,006.02	.10	.02	1.69	.34
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.71	.34
Class R-1 – actual return	1,000.00	1,000.81	5.71	1.15	7.29	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.35	1.47
Class R-2 – actual return	1,000.00	1,000.35	5.60	1.13	7.19	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.25	1.45
Class R-2E – actual return	1,000.00	1,002.23	4.07	.82	5.66	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.71	1.14
Class R-3 – actual return	1,000.00	1,002.33	3.38	.68	4.96	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.01	1.00
Class R-4 – actual return	1,000.00	1,004.54	1.84	.37	3.43	.69
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.46	.69
Class R-5E – actual return	1,000.00	1,004.85	.80	.16	2.39	.48
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class R-5 – actual return	1,000.00	1,005.38	.40	.08	1.99	.40
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.01	.40
Class R-6 – actual return	1,000.00	1,006.02	.10	.02	1.69	.34
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.71	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

92	American Funds Target Date Retirement Series

Approval of Investment Advisory and Service Agreement

American Funds Target Date Retirement Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They noted that depending on the proximity to its target date, each fund seeks to achieve the following objectives to varying degrees — growth, income and conservation of capital. Additionally, the funds increasingly emphasize income and conservation of capital by investing a greater portion of their assets in bond, equity-income and balanced funds as they approach and pass their target dates, and in this way the funds seek to balance total return and stability over time.

The board and the committee compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as market indexes and fund averages, over various periods through June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The comparisons include the Standard & Poor’s 500 Composite Index, the MSCI All Country World Index (MSCI) ex USA, the Bloomberg Barclays U.S. Aggregate Index, the Lipper Mixed-Asset Target Funds Average for the applicable retirement year, and the Standard & Poor’s Target Date Through Index for the applicable retirement year.

American Funds 2060 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for the one-year period and lifetime of the fund since March 27, 2015, the MSCI Index for the three-month, six-month and one-year periods, and the S&P Target Date Index and the Lipper Average for the one-year period.

American Funds 2055 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for the one-year, three-year and five-year periods and lifetime of the fund since February 1, 2010, the MSCI Index for the three-month, six-month and one-year periods, the S&P Target Date Index for the one-year period and lifetime of the fund since February 1, 2010, and the Lipper Average for the one-year period.

American Funds Target Date Retirement Series	93

American Funds 2050 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for the one-year, three-year, five-year and 10-year periods and lifetime of the fund since February 1, 2007, the MSCI Index for the three-month, six-month and one-year periods, and the S&P Target Date Index for the one-year period.

American Funds 2045 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for the one-year, three-year, five-year and 10-year periods and lifetime of the fund since February 1, 2007, the MSCI Index for the three-month, six-month and one-year periods, and the S&P Target Date Index and Lipper Average for the one-year period.

American Funds 2040 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for the one-year, three-year, five-year and 10-year periods and lifetime of the fund since February 1, 2007, the MSCI Index for the three-month, six-month and one-year periods, and the S&P Target Date Index for the one-year period.

American Funds 2035 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for the one-year, three-year, five-year and 10-year periods and lifetime of the fund since February 1, 2007, and the MSCI Index for the three-month, six-month and one-year periods.

American Funds 2030 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for all periods but the three-month period, the MSCI Index for the three-month, six-month and one-year periods, and the S&P Target Date Index for the one-year period.

American Funds 2025 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for all periods, the MSCI Index for the three-month, six-month and one-year periods, the S&P Target Date Index for the three-month, one-year, three-year and 10-year periods, and the Lipper Average for the one-year period.

American Funds 2020 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index and the S&P Target Date Index for all periods, and the MSCI Index for the three-month, six-month and one-year periods.

American Funds 2015 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index and the S&P Target Date Index for all periods, the MSCI Index and the Lipper Average for the three-month, six-month and one-year period, and the Bloomberg Barclays Index for the 10-year period.

94	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 Index for all periods, the MSCI Index for the three-month, six-month, one-year and five-year periods, the Bloomberg Barclays Index for the 10-year period, the S&P Target Date Index for the three-month, six-month, one-year and 10-year periods and lifetime of the fund since February 1, 2007, and the Lipper Average for the three-month, six-month and one-year periods.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

American Funds Target Date Retirement Series	95

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They also considered CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

96	American Funds Target Date Retirement Series

This page was intentionally left blank.

American Funds Target Date Retirement Series	97

This page was intentionally left blank.

98	American Funds Target Date Retirement Series

This page was intentionally left blank.

American Funds Target Date Retirement Series	99

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

100	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 29, 2018